UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2016

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Semi-Annual Report to Shareholders

June 30, 2016

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgment, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2016 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/16	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/97 - 6/30/16)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	–9.17%	–1.09%	–0.51%	5.26%	11.18%
MSCI Emerging Markets Index-G2	–11.71%	–1.21%	–3.44%	3.88%	6.64%
MSCI Emerging Markets Growth Index-G3	–9.60%	0.33%	–1.86%	3.96%	6.25%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index-Gross (MSCI Emerging Markets Index-G) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index-Gross (MSCI Emerging Markets Growth Index-G) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 91.9%
FAR EAST — 54.2%
China — 22.9%
AIA Group, Ltd.	7,276,301	$43,757,673
Alibaba Group Holding, Ltd. — SP ADR**	395,201	31,430,336
Baidu, Inc. — SP ADR**	53,365	8,813,230
China Biologic Products Inc.**	54,748	5,820,807
China Longyuan Power Group Corp. — H	1,949,509	1,627,453
China Mobile, Ltd.	1,644,523	19,001,173
China Petroleum & Chemical Corp. — H	20,708,830	14,964,598
CNOOC, Ltd.	13,853,021	17,291,613
Ctrip.com International, Ltd. — ADR**	151,109	6,225,691
Hong Kong Exchanges & Clearing, Ltd.	420,020	10,234,025
Inner Mongolia Yili Industrial Group Co., Ltd.	4,240,938	10,659,417
Kweichow Moutai Co., Ltd. — A	725,508	31,922,449
New Oriental Education & Technology Group, Inc. — SP ADR	236,003	9,883,806
Sands China, Ltd.	5,738,029	19,417,000
SINA Corp.**	253,608	13,154,647
Sinopharm Group Co., Ltd. — H	2,502,124	12,019,426
Sunny Optical Technology Group Co., Ltd.	1,599,567	5,631,833
Tencent Holdings, Ltd.	3,004,372	68,919,312

		330,774,489

India — 9.4%
HDFC Bank, Ltd. — ADR	882,328	58,542,463
ITC, Ltd.	1,422,589	7,788,518
Larsen & Toubro, Ltd.	475,784	10,596,486
Petronet LNG, Ltd.	1,734,907	7,578,647
Power Grid Corp. of India, Ltd.	8,865,914	21,466,232
Sun Pharmaceutical Industries, Ltd.	497,078	5,636,060
UltraTech Cement, Ltd.	161,199	8,169,934
Yes Bank, Ltd.	467,464	7,702,116
Zee Entertainment Enterprises, Ltd.	1,180,989	8,016,306

		135,496,762

Taiwan — 8.0%
Airtac International Group	628,732	4,691,652
Basso Industry Corp.[1]	2,270,471	6,466,767
Egis Technology Inc.**	555,805	2,690,320
Ennoconn Corp.	759,589	10,207,217

	Number of Shares	Value (Note A)
Far EasTone Telecommunications Co., Ltd.	4,206,442	$10,185,468
Hon Hai Precision Industry Co., Ltd.	4,944,242	12,737,776
President Chain Store Corp.	1,630,311	12,738,201
St. Shine Optical Co., Ltd.	332,080	7,504,385
Sunny Friend Environmental Technology Co., Ltd.	2,306,695	10,928,155
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,447,635	37,971,466

		116,121,407

South Korea — 7.0%
Amorepacific Corp.	34,165	12,879,844
CJ Korea Express Corp.**	37,759	7,139,328
Hyundai Mobis Co., Ltd.	5,859	1,289,000
Korea Aerospace Industries, Ltd.	307,243	19,698,107
Macquarie Korea Infrastructure Fund[1]	948,708	7,223,015
Samsung Electronics Co., Ltd. — Pref.	32,995	34,037,230
SK Hynix, Inc.	669,106	19,040,740

		101,307,264

Indonesia — 3.3%
PT Astra International Tbk	23,227,381	13,094,711
PT Bank Central Asia Tbk	15,250,096	15,441,605
PT Bumi Serpong Damai Tbk	8,501,741	1,368,084
PT Telekomunikasi Indonesia Persero Tbk	58,678,097	17,852,563

		47,756,963

Thailand — 1.9%
Central Pattana PCL — NVDR	4,498,576	7,665,325
CP ALL PCL — NVDR	14,188,649	20,351,839

		28,017,164

Philippines — 1.2%
Puregold Price Club, Inc.	6,733,126	6,032,228
SM Prime Holdings, Inc.	18,132,270	10,592,912

		16,625,140

Malaysia — 0.5%
IHH Healthcare BHD	4,249,690	6,962,270

Total FAR EAST		783,061,459

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
SOUTH AMERICA — 12.3%
Brazil — 9.2%
Ambev SA — ADR	1,976,800	$11,682,888
BRF SA	461,868	6,448,582
CCR SA	2,418,584	12,648,947
CETIP SA	602,296	8,184,236
Cielo SA	1,621,619	17,037,525
Estacio Participacoes SA	1,063,983	5,600,957
Lojas Renner SA	3,475,051	25,714,274
Qualicorp SA	533,433	3,103,653
Telefonica Brasil SA — ADR	243,087	3,305,983
Tractebel Energia SA	1,444,881	17,236,198
Ultrapar Participacoes SA	1,012,794	22,385,323

		133,348,566

Peru — 1.8%
Credicorp, Ltd.	173,909	26,839,376
Argentina — 1.3%
MercadoLibre, Inc.	64,403	9,059,570
Pampa Energia SA — SP ADR**	145,058	3,965,886
YPF SA — SP ADR	280,077	5,377,478

		18,402,934

Total SOUTH AMERICA		178,590,876

NORTH AMERICA — 11.1%
Mexico — 5.3%
Fibra Uno Administracion SA de CV — REIT	6,054,299	12,898,362
Fresnillo PLC	73,389	1,616,144
Grupo Aeroportuario del Centro Norte SAB de CV	746,513	4,448,646
Grupo Aeroportuario del Sureste SAB de CV —ADR	32,000	5,105,600
Grupo Financiero Banorte SAB de CV — O	3,306,618	18,480,476
Kimberly-Clark de Mexico SAB de CV — A	3,638,763	8,596,075
Wal-Mart de Mexico SAB de CV	10,598,613	25,495,732

		76,641,035

United States — 5.2%
Facebook, Inc. — A**	97,597	11,153,385
Freeport-McMoRan, Inc.	643,874	7,172,756
Kansas City Southern	183,949	16,571,965
Philip Morris International, Inc.	138,698	14,108,361
PriceSmart, Inc.	92,099	8,617,703
Schlumberger, Ltd.	216,826	17,146,600

		74,770,770

	Number of Shares	Value (Note A)
Canada — 0.6%
SEMAFO, Inc.**	1,931,670	$9,269,983

Total NORTH AMERICA		160,681,788

EUROPE — 10.3%
Russia — 3.6%
Moscow Exchange MICEX- RTS PJSC	8,008,826	14,092,353
Sberbank of Russia PJSC — SP ADR	1,984,406	17,404,157
Yandex NV — A**	933,708	20,401,520

		51,898,030

United Kingdom — 2.3%
BGEO Group PLC	234,048	8,196,881
Unilever NV	546,499	25,417,571

		33,614,452

Turkey — 1.3%
KOC Holding AS	3,985,710	18,227,646
Hungary — 1.2%
OTP Bank PLC	158,621	3,549,522
Richter Gedeon Nyrt	705,545	14,033,360

		17,582,882

France — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	86,869	13,094,233
Greece — 0.6%
Hellenic Telecommunications Organization SA	961,857	8,788,221
Switzerland — 0.4%
Coca-Cola HBC AG	299,227	6,054,739

Total EUROPE		149,260,203

AFRICA — 2.3%
South Africa — 1.9%
Anglo American Platinum, Ltd.**	278,611	6,965,363
Mr. Price Group, Ltd.	462,509	6,498,385
Sanlam, Ltd.	3,391,412	14,010,628

		27,474,376

Egypt — 0.4%
Commercial International Bank Egypt SAE	1,271,321	5,723,380

Total AFRICA		33,197,756

MIDDLE EAST — 1.7%
United Arab Emirates — 1.3%
DP World, Ltd.	471,774	7,841,745
Emaar Properties PJSC	6,012,213	10,226,220

		18,067,965

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
Pakistan — 0.4%
Maple Leaf Cement Factory, Ltd.[1]	6,126,834	$6,186,010

Total MIDDLE EAST		24,253,975

Total EQUITY SECURITIES (Cost $1,155,863,963)		1,329,046,057

RIGHTS — 0.0%
FAR EAST — 0.0%
Taiwan — 0.0%
Ennoconn Corp Expires July, 2016**	38,453	54,224

Total FAR EAST		54,224

Total RIGHTS (Cost $0)		54,224

EXCHANGE-TRADED FUNDS — 0.7%
NORTH AMERICA — 0.7%
United States — 0.7%
VanEck Vectors Vietnam ETF	668,458	9,766,171

Total NORTH AMERICA		9,766,171

Total EXCHANGE-TRADED FUNDS (Cost $9,811,690)		9,766,171

TOTAL INVESTMENTS (COST $1,165,675,653)	92.6%	$1,338,866,452
Other Assets In Excess Of Liabilities	7.4%	106,609,802

Net Assets	100.0%	$1,445,476,254

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,179,493,625

Gross Appreciation	$181,972,139
Gross Depreciation	(22,599,312)

Net Appreciation	$159,372,827

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	54.2%
South America	12.3%
North America	11.8%
Eastern Europe	6.1%
Western Europe	4.2%
Africa	2.3%
Middle East	1.7%

Top Ten Holdings*

Tencent Holdings, Ltd.	4.8%
HDFC Bank, Ltd. — ADR	4.1%
AIA Group, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2.6%
Samsung Electronics Co., Ltd. — Pref.	2.3%
Alibaba Group Holding, Ltd. — SP ADR	2.2%
Kweichow Moutai Co., Ltd. — A	2.2%
Credicorp, Ltd.	1.9%
Lojas Renner SA	1.8%
Wal-Mart de Mexico SAB de CV	1.8%

*	All percentages are stated as a percent of net assets at June 30, 2016.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.4%
Auto Components	0.1%
Automobiles	0.9%
Beverages	3.4%
Biotechnology	0.4%
Capital Markets	1.1%
Commercial Banks	11.2%
Commercial Services & Supplies	0.7%
Computers & Peripherals	0.7%
Construction & Engineering	0.7%
Construction Materials	1.0%
Diversified Consumer Services	1.1%
Diversified Financial Services	1.7%
Diversified Telecommunication Services	2.1%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.5%
Energy Equipment & Services	1.2%
Food & Staples Retailing	5.1%
Food Products	2.9%
Health Care Equipment & Supplies	0.5%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.3%
Household Durables	0.4%
Household Products	0.6%
Independent Power Producers & Energy Traders	1.3%

Industry	Percent of Net Assets
Industrial Conglomerates	1.3%
Insurance	4.0%
Internet & Catalog Retail	0.4%
Internet Software & Services	11.3%
Information Technology Services	1.2%
Machinery	0.3%
Media	0.5%
Metals & Mining	1.7%
Multiline Retail	1.8%
Oil, Gas & Consumable Fuels	4.7%
Other	0.7%
Personal Products	0.9%
Pharmaceuticals	1.4%
Real Estate Investment Trusts	0.9%
Real Estate Management & Development	2.1%
Road & Rail	1.6%
Semiconductors & Semiconductor Equipment	6.3%
Specialty Retail	0.4%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.5%
Transportation Infrastructure	2.1%
Wireless Telecommunication Services	2.0%
Other Assets in Excess of Liabilities	7.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/16	1 Year	3 Years	Since Inception (8/22/11 - 6/30/16)	5 Years	Since Inception (12/01/08 - 6/30/16)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	–18.55%	–1.26%	3.40%	1.55%	12.38%
MSCI Emerging Markets Small Cap Index-G2	–12.50%	0.28%	0.60%	–1.99%	13.92%
MSCI Emerging Markets Index-G3	–11.71%	–1.21%	–0.30%	–3.44%	9.21%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Gross (MSCI Emerging Markets Small Cap Index-G) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Index-Gross (MSCI Emerging Markets Index-G) is a market capitalization weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.3%
FAR EAST — 69.9%
China — 14.9%
AviChina Industry & Technology Co., Ltd. — H	3,078,496	$2,150,826
Brilliance China Automotive Holdings, Ltd.	2,082,000	2,149,617
China Lodging Group, Ltd. — SP ADR[2]	178,398	6,499,039
CT Environmental Group, Ltd.	15,040,150	4,375,737
Fu Shou Yuan International Group, Ltd.	4,991,000	3,534,888
Geely Automobile Holdings, Ltd.	9,505,000	5,184,426
Guangzhou R&F Properties Co., Ltd. — H	3,040,079	3,853,925
IMAX China Holding, Inc.[3]**	799,669	3,946,600
Lee & Man Paper Manufacturing, Ltd.	7,470,305	5,580,881
Man Wah Holdings, Ltd.	2,748,008	3,964,721
Minth Group, Ltd.	1,408,000	4,560,508
Ningbo Joyson Electronic Corp.	369,383	2,162,293
Silergy Corp.	275,690	3,261,020
Sunny Optical Technology Group Co., Ltd.	1,162,475	4,092,898
TAL Education Group —ADR[2]**	35,192	2,184,016
Tongda Group Holdings, Ltd.	10,439,112	2,050,921
Travelsky Technology, Ltd. — H	1,043,000	2,016,350

		61,568,666

Taiwan — 14.6%
Aerospace Industrial Develop Corp.	1,566,000	2,148,041
Basso Industry Corp.	982,600	2,798,646
Chin-Poon Industrial Co., Ltd	1,993,636	4,315,210
Cub Elecparts, Inc.	262,512	2,958,022
Eclat Textile Co., Ltd.	151,000	1,464,372
Ennoconn Corp.	556,015	7,471,627
FLEXium Interconnect, Inc.	804,000	2,098,763
Gourmet Master Co., Ltd.	401,708	3,555,953
Hermes Microvision, Inc.	57,000	2,363,459
Hota Industrial
Manufacturing Co., Ltd.	1,073,000	5,034,936
Land Mark Optoelectronics Corp.	141,000	1,998,893
Nien Made Enterprise Co., Ltd.**	465,000	4,242,337
Silicon Motion Technology Corp. — ADR[2]	90,847	4,342,487

	Number of Shares	Value (Note A)
Sporton International, Inc.	264,000	$1,368,050
Sunny Friend Environmental Technology Co., Ltd.	1,350,610	6,398,625
Superalloy Industrial Co., Ltd	387,940	2,047,444
Taiwan Paiho, Ltd.**	786,000	2,117,296
Tung Thih Electronic Co., Ltd.	208,000	3,349,089

		60,073,250

India — 13.8%
ACC, Ltd.	91,108	2,185,956
Bharat Financial Inclusion, Ltd.**	922,220	10,157,328
Ceat, Ltd.	122,950	1,534,238
City Union Bank, Ltd.	124,166	214,451
Eicher Motors, Ltd.	14,892	4,253,738
Emami, Ltd.	206,313	3,372,455
GRUH Finance, Ltd.	337,000	1,435,823
Havells India, Ltd.	962,722	5,146,388
Kajaria Ceramics, Ltd.	71,441	1,279,854
LIC Housing Finance, Ltd.	279,894	2,059,855
Max India Ltd/New[1]**	282,998	245,983
Max Ventures & Industries, Ltd.**	56,599	52,997
Omkar Speciality Chemicals, Ltd.[1]	730,155	1,828,605
Petronet LNG, Ltd.	1,956,446	8,546,402
PI Industries, Ltd.	140,845	1,512,770
PVR, Ltd.	130,828	1,962,865
TVS Motor Co., Ltd.	260,706	1,199,794
Voltas, Ltd.	404,974	1,941,909
WABCO India, Ltd.	14,019	1,212,499
Wonderla Holidays, Ltd.	262,511	1,580,858
Zee Entertainment
Enterprises, Ltd.	770,916	5,232,817

		56,957,585

Thailand — 8.8%
Asia Aviation PCL — NVDR	29,197,100	5,204,554
Bangkok Chain Hospital PCL — NVDR	6,668,100	2,358,640
Beauty Community PCL — NVDR	13,895,169	3,271,143
Chularat Hospital PCL — NVDR	28,923,916	2,556,659
Forth Smart Service PCL — NVDR	2,734,900	1,247,185
IRPC PCL — NVDR	28,307,800	3,848,934
KCE Electronics PCL — NVDR	1,750,454	4,162,090
Land & Houses PCL — NVDR	11,937,779	3,079,876
Muangthai Leasing PCL — NVDR	2,364,633	1,336,978
Plan B Media PCL — NVDR	7,241,111	1,094,958

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
Srisawad Power 1979 PCL — NVDR	1,077,340	$1,169,554
Star Petroleum Refining PCL — NVDR	17,518,293	4,780,241
Supalai PCL — NVDR	3,166,453	2,159,017

		36,269,829

South Korea — 8.0%
Caregen Co., Ltd.	27,546	2,829,228
Cell Biotech Co., Ltd.	6,185	323,066
CJ CGV Co., Ltd.	21,536	1,952,314
Hugel Inc.**	18,408	5,106,223
Innocean Worldwide, Inc.	55,020	3,896,361
Korea Aerospace Industries, Ltd.	69,150	4,433,377
LG Life Sciences, Ltd.**	66,554	4,196,105
Loen Entertainment, Inc.**	24,095	1,538,195
Osstem Implant Co., Ltd.**	65,843	4,484,937
Tera Semicon Co., Ltd.**	205,707	4,368,160

		33,127,966

Philippines — 5.1%
Cemex Holdings Philippines, Inc.[3]**	7,390,597	1,688,696
Megaworld Corp.	31,650,000	3,149,151
Metro Pacific Investments Corp.	32,341,689	4,816,234
Metropolitan Bank & Trust Co.	2,882,356	5,551,450
Security Bank Corp.	962,020	3,935,591
Xurpas, Inc.	5,588,300	1,990,606

		21,131,728

Indonesia — 3.5%
PT Bank Tabungan Negara Tbk	8,568,598	1,118,610
PT Bumi Serpong Damai Tbk	16,804,284	2,704,113
PT Matahari Department Store Tbk	2,760,794	4,207,750
PT Summarecon Agung Tbk	30,284,137	4,187,875
PT Waskita Karya Persero Tbk	10,971,216	2,129,842

		14,348,190

Malaysia — 1.2%
Dialog Group BHD	3,154,582	1,207,616
Top Glove Corp. BHD	3,373,600	3,849,327

		5,056,943

Total FAR EAST		288,534,157

SOUTH AMERICA — 9.1%
Brazil — 6.6%
EcoRodovias Infraestrutura E Logistica SA**	1,082,359	2,813,466

	Number of Shares	Value (Note A)
Equatorial Energia SA	319,500	$4,846,756
Iochpe-Maxion SA	725,700	3,099,525
Lojas Renner SA	1,569,366	11,612,810
Marcopolo SA** — Pref.	2,835,292	2,118,327
Qualicorp SA	479,374	2,789,123

		27,280,007

Argentina — 2.5%
Grupo Financiero Galicia SA — ADR[2]	132,737	4,053,788
Pampa Energia SA — SP ADR[2]**	230,521	6,302,444

		10,356,232

Total SOUTH AMERICA		37,636,239

NORTH AMERICA — 6.8%
Mexico — 4.3%
Alsea SAB de CV	548,804	2,089,247
Banregio Grupo Financiero SAB de CV	211,461	1,220,242
Credito Real SAB de CV SOFOM ER	951,100	1,820,780
Gentera SAB de CV	1,758,044	3,149,229
Grupo Aeroportuario del Centro Norte SAB de CV — ADR[2]	46,529	2,207,336
Promotora y Operadora de Infraestructura SAB de CV	315,344	3,881,226
Unifin Financiera SAB de
CV SOFOM ENR	1,330,531	3,333,869

		17,701,929

Canada — 2.0%
Gran Tierra Energy, Inc.[2]**	599,773	2,027,234
SEMAFO, Inc.**	1,283,828	6,161,023

		8,188,257

United States — 0.5%
Bizlink Holding, Inc.	358,000	2,208,694

Total NORTH AMERICA		28,098,880

AFRICA — 5.3%
South Africa — 2.7%
Impala Platinum Holdings, Ltd.**	833,126	2,684,271
Mr. Price Group, Ltd.	106,511	1,496,510
Pioneer Foods Group, Ltd.	251,336	2,949,218
The Spar Group, Ltd.	298,804	4,098,208

		11,228,207

Egypt — 1.8%
Commercial International Bank Egypt SAE — GDR	1,136,233	4,051,476
Egyptian Financial Group- Hermes Holding Co.**	1,534,035	1,844,931

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
Six of October Development & Investment Co.**	1,333,134	$1,514,797

		7,411,204

Kenya — 0.8%
Safaricom, Ltd.	17,370,800	3,062,318

Total AFRICA		21,701,729

EUROPE — 4.2%
Turkey — 1.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	895,886	2,933,669
Coca-Cola Icecek AS	56,340	688,223
Turk Traktor Ve Ziraat Makineleri AS	70,783	2,067,016
Ulker Biskuvi Sanayi AS	286,942	2,096,849

		7,785,757

Russia — 1.0%
Moscow Exchange MICEX- RTS PJSC	2,296,984	4,041,779
United Kingdom — 0.9%
BGEO Group PLC	53,207	1,863,427
Tullow Oil PLC**	562,964	1,985,513

		3,848,940

Czech Republic — 0.4%
Moneta Money Bank AS3**	638,755	1,880,717

Total EUROPE		17,557,193

MIDDLE EAST — 2.0%
Pakistan — 2.0%
Engro Foods, Ltd.**	1,426,559	2,225,249
Lucky Cement, Ltd.	377,200	2,339,309
Pak Elektron, Ltd.	3,401,000	2,107,254
United Bank, Ltd.	930,505	1,573,635

		8,245,447

Total MIDDLE EAST		8,245,447

Total EQUITY SECURITIES (Cost $355,575,221)		401,773,645

RIGHTS — 0.0%
FAR EAST — 0.0%
Taiwan — 0.0%
Ennoconn Corp Expires July, 2016 **	35,082	49,471

Total FAR EAST		49,471

Total RIGHTS (Cost $0)		49,471

	Number of Shares	Value (Note A)
PURCHASED PUT OPTIONS — 0.7%
Energy Select Sector SPDR ETF, Exercise Price $65.00, Expiration Date July, 2016**	15,000	$420,000
Industrial Select Sector SPDR ETF, Exercise Price $54.00, Expiration Date July, 2016**	15,000	300,000
iShares China Large-Cap Index ETF, Exercise Price $32.00, Expiration Date July, 2016**	10,000	120,000
iShares China Large-Cap Index ETF, Exercise Price $33.50, Expiration Date July, 2016**	15,000	615,000
iShares MSCI Brazil Capped Index ETF, Exercise Price $26.00, Expiration Date July, 2016**	15,000	90,000
iShares MSCI Brazil Capped Index ETF, Exercise Price $28.50, Expiration Date July, 2016**	15,000	435,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $32.50, Expiration Date July, 2016**	15,000	210,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $34.00, Expiration Date July, 2016**	10,000	450,000

Total PURCHASED PUT OPTIONS (Cost $7,030,087)		2,640,000

TOTAL INVESTMENTS (COST $362,605,308)	98.0%	$404,463,116
Other Assets In Excess Of Liabilities	2.0%	8,453,746

Net Assets	100.0%	$412,916,862

WRITTEN PUT OPTIONS — 0.0%
Industrial Select Sector SPDR ETF, Exercise Price $24.00, Expiration Date July, 2016**	(15,000)	(30,000)

Total WRITTEN PUT OPTIONS (Premiums received $784,377)		(30,000)

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$362,303,486

Gross Appreciation	$52,646,888
Gross Depreciation	(10,487,258)

Net Appreciation	$42,159,630

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

[2]	All or a portion of the security is pledged as collateral for derivatives transactions.

[3]

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2016, these securities amounted to $7,516,013 or 1.8% of net assets.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	69.9%
South America	9.1%
North America	6.8%
Africa	5.3%
Eastern Europe	3.3%
Middle East	2.0%
Western Europe	0.9%

Top Ten Holdings(a)

Lojas Renner SA	2.8%
Bharat Financial Inclusion, Ltd.	2.5%
Petronet LNG, Ltd.	2.1%
Ennoconn Corp.	1.8%
China Lodging Group, Ltd. — SP ADR	1.6%
Sunny Friend Environmental Technology Co., Ltd.	1.6%
Pampa Energia SA — SP ADR	1.5%
SEMAFO, Inc.	1.5%
Lee & Man Paper Manufacturing, Ltd.	1.4%
Metropolitan Bank & Trust Co.	1.3%

(a)	All percentages are stated as a percent of net assets at June 30, 2016.
(b)	Excludes purchased options.

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	$5,000,000	Buy	1.00%	12/20/2020	2.22%	$381,066	$(124,254)	$256,812
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	$5,000,000	Buy	1.00%	12/20/2020	2.22%	313,737	(56,925)	256,812
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	$5,000,000	Buy	1.00%	6/20/2021	2.40%	348,107	(24,370)	323,737
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	$3,500,000	Buy	1.00%	6/20/2021	2.40%	278,816	(52,200)	226,616

Total Credit Default Swaps							$1,321,726	$(257,749)	$1,063,977

Total Swap Contracts							$1,321,726	$(257,749)	$1,063,977

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,000,000	TWD	269,680,000	GSC	02/24/17	$(397,826)
USD	5,000,000	KRW	5,851,000,000	GSC	05/10/17	(67,908)
USD	10,000,000	KRW	11,819,000,000	GSC	05/18/17	(237,124)
USD	10,000,000	TWD	328,850,000	GSC	05/23/17	(243,336)

						$(946,194)

GSC — Goldman Sachs & Co.

KRW — South Korean Won

TWD — Taiwanese Dollar

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.8%
Airlines	1.3%
Auto Components	5.5%
Automobiles	2.1%
Beverages	0.2%
Biotechnology	1.3%
Building Products	0.3%
Capital Markets	0.4%
Chemicals	0.8%
Commercial Banks	6.2%
Commercial Services & Supplies	1.6%
Computers & Peripherals	1.8%
Construction & Engineering	2.2%
Construction Materials	1.5%
Consumer Finance	5.1%
Diversified Consumer Services	1.4%
Diversified Financial Services	2.1%
Electric Utilities	2.7%
Electrical Equipment	2.3%
Electronic Equipment, Instruments & Components	4.0%
Food & Staples Retailing	1.0%
Food Products	1.8%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	1.9%
Hotels, Restaurants & Leisure	3.3%

Industry	Percent of Net Assets
Household Durables	2.7%
Insurance	0.1%
Information Technology Services	0.8%
Machinery	2.8%
Media	4.8%
Metals & Mining	2.1%
Multiline Retail	3.8%
Oil, Gas & Consumable Fuels	5.1%
Other	0.6%
Paper & Forest Products	1.4%
Personal Products	0.8%
Pharmaceuticals	1.7%
Professional Services	0.3%
Real Estate Management & Development	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Software	0.5%
Specialty Retail	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Thrifts & Mortgage Finance	0.8%
Transportation Infrastructure	1.2%
Water Utilities	1.1%
Wireless Telecommunication Services	0.7%
Other Assets in Excess of Liabilities	2.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $250,000 investment (minimum investment) in the Fund since May 4, 2015 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/16	1 Year	Since Inception (5/4/15 - 6/30/16)
Driehaus Frontier Emerging Markets Fund (DRFRX)[1]	–4.71%	–5.98%
MSCI Frontier Markets Index-G2	–11.69%	–12.96%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International (MSCI) Frontier Markets Index-Gross (MSCI Frontier Markets Index-G) provides broad representation of the equity opportunity set in frontier markets while taking investability requirements into consideration within each market. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.4%
FAR EAST — 28.3%
Vietnam — 12.8%
Bank for Foreign Trade of Vietnam JSC	604,770	$1,286,542
Bao Viet Holdings	161,890	430,490
Cotec Construction JSC	25,260	218,994
HA TIEN 1 Cement JSC**	176,730	231,371
Ho Chi Minh City Infrastructure Investment JSC	195,310	230,776
Khang Dien House Tradingand Investment JSC	97,290	99,537
Nam Long Investment Corp.	161,080	162,474
PetroVietnam Nhon Trach 2 Power JSC	306,136	476,225
Superdong Fast Ferry Kien Giang JSC	78,862	350,533
Thong Nhat Production and Investment JSC**	366,260	358,527
Vietnam Dairy Products JSC	139,790	884,159
Vingroup JSC**	376,523	834,540

		5,564,168

Bangladesh — 10.9%
Bata Shoe Co. Bangladesh, Ltd.	5,975	91,895
Berger Paints Bangladesh, Ltd.	3,970	112,411
Beximco Pharmaceuticals, Ltd.	403,567	429,937
BRAC Bank, Ltd.	2,116,360	1,434,642
British American Tobacco Bangladesh Co., Ltd.	6,245	215,922
Delta Brac Housing Finance Corp., Ltd.	483,098	657,691
IDLC Finance, Ltd.	305,108	228,515
Linde Bangladesh, Ltd.	12,322	225,923
Marico Bangladesh, Ltd.	13,639	222,731
Olympic Industries, Ltd.	101,969	449,249
Square Pharmaceuticals, Ltd.	160,158	543,396
Summit Power, Ltd.	242,860	105,046

		4,717,358

Sri Lanka — 1.3%
Ceylon Cold Stores PLC	56,423	216,683
Chevron Lubricants Lanka PLC	145,692	149,043
Distilleries Co. of Sri Lanka PLC[1]	150,055	213,363

		579,089

	Number of Shares	Value (Note A)
Thailand — 1.3%
Beauty Community PCL —NVDR	1,227,300	$288,926
Group Lease PCL — NVDR	253,400	260,523

		549,449

Singapore — 1.0%
Yoma Strategic Holdings, Ltd.**	1,060,600	445,029
Cambodia — 1.0%
NagaCorp, Ltd.	612,000	408,652

Total FAR EAST		12,263,745

AFRICA — 21.1%
Kenya — 8.0%
East African Breweries, Ltd.	265,118	729,009
Equity Group Holdings, Ltd.	2,169,800	826,575
Jubilee Holdings, Ltd.	30,300	136,365
Safaricom, Ltd.	10,083,031	1,777,549

		3,469,498

Egypt — 5.2%
Commercial International Bank Egypt SAE — GDR	285,349	1,017,472
Edita Food Industries SAE — GDR	11,650	83,880
Egyptian Financial Group- Hermes Holding Co.**	458,263	551,137
Egyptian International Pharmaceuticals EIPICO	11,781	103,164
Medinet Nasr Housing	143,124	194,877
Six of October Development & Investment Co.**	257,807	292,938

		2,243,468

Nigeria — 3.1%
Guaranty Trust Bank PLC	5,333,622	441,233
Zenith Bank PLC	16,413,401	920,417

		1,361,650

Botswana — 1.1%
Letshego Holdings, Ltd.	2,066,739	472,934
Senegal — 1.0%
Sonatel	10,758	416,790
Morocco — 0.9%
Maroc Telecom	33,753	409,956
Tanzania — 0.9%
Tanzania Breweries, Ltd.	60,923	381,395
South Africa — 0.8%
MTN Group, Ltd.	36,284	352,622
Togo — 0.1%
Ecobank Transnational,
Inc.**	1,082,139	61,344

Total AFRICA		9,169,657

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
MIDDLE EAST — 18.1%
Pakistan — 15.0%
DG Khan Cement Co., Ltd.	247,400	$450,939
Engro Foods, Ltd.**	456,041	711,366
Fauji Cement Co., Ltd.	257,000	87,927
Hascol Petroleum, Ltd.	182,000	340,308
HUB Power Co., Ltd.	959,200	1,100,290
Hum Network, Ltd.	1,932,500	189,725
Lucky Cement, Ltd.	108,900	675,373
Maple Leaf Cement Factory, Ltd.	452,000	456,366
Nestle Pakistan, Ltd.	2,160	150,587
Pak Elektron, Ltd.	842,000	521,702
Pakistan Tobacco Co., Ltd.[1]	21,600	260,031
Searle Co., Ltd.	42,042	216,006
Shifa International Hospitals, Ltd.	77,700	222,615
United Bank, Ltd.	652,174	1,102,932

		6,486,167

United Arab Emirates — 1.6%
Agthia Group PJSC	157,013	330,974
Aramex PJSC	163,429	144,638
NMC Health PLC	12,873	221,928

		697,540

Saudi Arabia — 1.0%
Al Khaleej Training and Education Co	16,061	119,980
Al Tayyar Travel Group Holding Co**	10,272	99,265
Bupa Arabia for Cooperative Insurance Co2	5,728	215,002

		434,247

Qatar — 0.5%
Qatar Electricity & Water Co. QSC	3,818	218,162

Total MIDDLE EAST		7,836,116

EUROPE — 14.4%
Romania — 6.2%
Albalact SA	1,165,697	128,399
Banca Transilvania	1,653,165	844,882
BRD-Groupe Societe Generale SA	136,330	327,963
Fondul Proprietatea SA	2,318,969	413,834
New Europe Property Investments PLC	34,182	389,909
Transgaz SA Medias	9,033	603,097

		2,708,084

United Kingdom — 1.4%
BGEO Group PLC	8,723	305,499
Tullow Oil PLC**	92,423	325,966

		631,465

	Number of Shares	Value (Note A)
Luxembourg — 1.9%
Adecoagro SA**	75,273	$825,745
Ukraine — 1.2%
Kernel Holding SA	38,516	517,285
Estonia — 0.9%
Tallink Grupp AS	379,838	385,276
Georgia — 0.7%
Georgia Healthcare Group PLC[2]**	37,661	145,106
TBC Bank JSC	10,315	136,158

		281,264

Jersey — 1.5%
Centamin PLC	207,309	365,211
Randgold Resources, Ltd. — ADR**	2,508	280,996

		646,207

Croatia — 0.6%
Adris Grupa DD **—Pref.	4,459	249,117

Total EUROPE		6,244,443

SOUTH AMERICA — 11.6%
Argentina — 10.1%
Banco Macro SA — ADR	16,089	1,194,126
Grupo Financiero Galicia SA — ADR	36,875	1,126,163
Pampa Energia SA — SP ADR**	47,315	1,293,592
YPF SA — SP ADR	40,568	778,906

		4,392,787

Colombia — 1.0%
Banco Davivienda SA	47,816	438,400
Peru — 0.5%
Grana y Montero SAA — SP ADR	29,912	213,572

Total SOUTH AMERICA		5,044,759

NORTH AMERICA — 2.9%
Canada — 2.9%
First Quantum Minerals, Ltd.	48,157	338,081
Gran Tierra Energy, Inc.**	71,079	240,247
SEMAFO, Inc.**	142,004	681,470

		1,259,798

Total NORTH AMERICA		1,259,798

Total EQUITY SECURITIES (Cost $40,655,389)		41,818,518

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
WARRANTS — 0.0%
FAR EAST — 0.0%
Thailand — 0.0%
Group Lease Expires December, 2021**	28,156	$—

Total FAR EAST		—

Total WARRANTS (Cost $0)		—

EQUITY CERTIFICATES — 1.4%
FAR EAST — 1.4%
Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC[3]	85,680	181,701
Ho Chi Minh City Infrastructure Investment JSC[3]	93,200	109,898
Nam Long Investment Corp.[3]	53,190	53,657
Vingroup JSC[3]**	117,447	260,127

Total FAR EAST		605,383

Total EQUITY CERTIFICATES (Cost $541,469)		605,383

TOTAL INVESTMENTS (COST $41,196,858)	97.8%	$42,423,901
Other Assets In Excess Of Liabilities	2.2%	959,364

Net Assets	100.0%	$43,383,265

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$41,228,388

Gross Appreciation	$3,030,584
Gross Depreciation	(1,835,071)

Net Appreciation	$1,195,513

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

[2]

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2016, these securities amounted to $360,108 or 0.8% of net assets.

[3]

Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2016, the value of these restricted securities amounted to $605,383 or 1.4% of net assets.

**	Non-income producing security

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Bank of Foreign Trade of Vietnam Ltd.	MACQ	05/18/15 to 07/28/15	$178,004
Ho Chi Minh City Infrastructure Investment JSC	MACQ	08/03/15	$113,080
Nam Long Investment Corp.	MACQ	05/04/15 to 05/07/15	$47,802
Vingroup JSC	JPMS	05/04/15 to 07/28/15	$202,583

ADR — American Depository Receipt

GDR — Global Depository Receipt

JPMS — J.P. Morgan Securities, Inc.

MACQ — Macquarie Capital Group, Ltd.

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2016 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	29.7%
Africa	21.1%
Middle East	18.1%
South America	11.6%
Eastern Europe	9.6%
Western Europe	4.8%
North America	2.9%

Top Ten Holdings*

Safaricom, Ltd.	4.1%
BRAC Bank, Ltd.	3.3%
Pampa Energia SA — SP ADR	3.0%
Bank for Foreign Trade of Vietnam JSC	3.0%
Banco Macro SA — ADR	2.8%
Grupo Financiero Galicia SA — ADR	2.6%
United Bank, Ltd.	2.5%
HUB Power Co., Ltd.	2.5%
Commercial International Bank Egypt SAE — GDR	2.3%
Zenith Bank PLC	2.1%

*	All percentages are stated as a percent of net assets at June 30, 2016.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2016 (unaudited)

Industry	Percent of Net Assets
Air Freight & Logistics	0.3%
Beverages	3.5%
Capital Markets	1.3%
Chemicals	0.8%
Commercial Banks	26.4%
Construction & Engineering	2.0%
Construction Materials	4.4%
Consumer Finance	3.7%
Diversified Consumer Services	0.3%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	1.9%
Electric Utilities	4.1%
Electrical Equipment	1.2%
Food Products	10.2%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	1.2%

Industry	Percent of Net Assets
Independent Power Producers & Energy Traders	2.8%
Insurance	1.8%
Marine	1.7%
Media	0.4%
Metals & Mining	3.8%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	4.8%
Personal Products	0.5%
Pharmaceuticals	3.0%
Real Estate Management & Development	5.7%
Specialty Retail	1.5%
Textiles, Apparel & Luxury Goods	0.2%
Tobacco	1.7%
Transportation Infrastructure	0.8%
Wireless Telecommunication Services	4.9%
Other Assets in Excess of Liabilities	2.2%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/16	1 Year	3 Years	5 Years	Since Inception (9/17/07 - 6/30/16)	10 Years	Since Inception (8/1/02 - 6/30/16)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	–2.77%	7.60%	4.49%	4.56%	8.46%	15.44%
MSCI AC World ex USA Small Cap Growth Index-G2	–3.68%	6.37%	3.01%	1.84%	4.22%	9.69%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Gross (MSCI AC World ex USA Small Cap Growth Index-G) is a market capitalization-weighted index designed to measure equity performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.9%
EUROPE — 51.3%
United Kingdom — 15.5%
Auto Trader Group PLC†	303,454	$1,434,520
Centamin PLC	1,108,854	1,953,438
Domino’s Pizza Group PLC	317,292	1,409,702
Fevertree Drinks PLC	380,762	3,661,526
Halma PLC	227,716	3,097,184
IG Group Holdings PLC	425,206	4,604,272
Informa PLC	488,167	4,760,308
Intermediate Capital Group PLC	236,703	1,550,856
JD Sports Fashion PLC	191,121	2,946,609
Randgold Resources, Ltd.	16,645	1,867,869
Rentokil Initial PLC	1,259,032	3,251,354
RPC Group PLC	446,852	4,676,992
Sage Group PLC	361,857	3,127,749
Spirax-Sarco Engineering PLC	70,426	3,526,565
SSP Group PLC	696,526	2,613,873
Tullow Oil PLC**	754,524	2,661,124
Unite Group PLC	337,792	2,794,397

		49,938,338

France — 6.1%
Remy Cointreau SA	40,234	3,463,401
SEB SA	39,519	4,765,069
Sopra Steria Group	24,769	2,553,023
Teleperformance	58,854	5,013,327
UbiSoft Entertainment SA**	105,097	3,828,799

		19,623,619

Germany — 5.8%
ADO Properties SA†	50,630	1,951,639
Alstria Office AG — REIT	117,347	1,584,187
Aurelius SE & Co., KGaA	82,200	4,830,943
Deutsche Wohnen AG	53,612	1,825,394
Gerresheimer AG	20,817	1,603,571
KION Group AG	71,634	3,471,969
Sartorius AG — Pref.	48,496	3,583,457

		18,851,160

Italy — 4.6%
Amplifon SpA	342,210	3,202,718
Brembo SpA	54,839	3,020,855
Davide Campari-Milano SpA	376,769	3,729,500
Prysmian SpA	223,801	4,912,265

		14,865,338

Switzerland — 3.7%
Flughafen Zuerich AG	22,515	3,984,502
Gategroup Holding AG	57,699	3,044,703
Temenos Group AG	68,059	3,396,943
Ypsomed Holding AG	8,749	1,651,788

		12,077,936

	Number of Shares	Value (Note A)
Sweden — 3.7%
Indutrade AB	163,248	$3,227,885
Peab AB	228,280	1,731,982
Saab AB — B	94,841	2,957,590
Trelleborg AB — B	228,144	4,048,522

		11,965,979

Finland — 2.8%
Amer Sports OYJ	57,875	1,587,823
Huhtamaki OYJ	71,002	2,946,583
Valmet OYJ	335,404	4,476,329

		9,010,735

Denmark — 2.4%
Genmab AS**	9,070	1,653,889
H Lundbeck AS**	48,600	1,821,885
Rockwool International AS —B	13,048	2,361,030
Royal Unibrew AS	39,671	1,774,657

		7,611,461

Spain — 2.0%
Gamesa Corp. Tecnologica SA	187,751	3,740,774
Merlin Properties Socimi SA — REIT	264,438	2,790,602

		6,531,376

Netherlands — 1.9%
Aalberts Industries NV	98,721	2,959,497
GrandVision NV†	120,941	3,128,327

		6,087,824

Ireland — 1.5%
DCC PLC	19,344	1,702,273
Smurfit Kappa Group PLC	148,847	3,277,382

		4,979,655

Belgium — 0.8%
Tessenderlo Chemie NV**	72,966	2,504,837
Norway — 0.5%
XXL ASA†	146,673	1,671,091

Total EUROPE		165,719,349

FAR EAST — 28.7%
Japan — 18.3%
Adastria Co., Ltd.	83,511	3,309,266
Ariake Japan Co., Ltd.	36,182	2,154,128
Asahi Intecc Co., Ltd.	61,518	3,006,165
Daifuku Co., Ltd.	243,615	4,363,097
Hoshizaki Electric Co., Ltd.	47,193	4,619,919
Kajima Corp.	259,720	1,804,205
Koito Manufacturing Co., Ltd.	64,243	2,958,034
Nichirei Corp.	392,962	3,625,395
Nihon M&A Center, Inc.	40,876	2,654,933
Nishimatsuya Chain Co., Ltd.	58,764	833,358

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
Open House Co., Ltd.	136,270	$3,732,732
PALTAC Corp.	78,048	1,584,645
Relo Group, Inc.	26,243	4,644,816
Seria Co., Ltd.	41,831	3,462,183
Start Today Co., Ltd.	55,726	2,945,603
Sundrug Co., Ltd.	40,892	3,839,554
Taisei Corp.	508,954	4,181,922
TechnoPro Holdings, Inc.	107,760	3,355,471
Topre Corp.	98,848	2,104,695

		59,180,121

Australia — 3.3%
Aristocrat Leisure, Ltd.	356,216	3,705,739
Bapcor Group, Ltd.	570,957	2,366,654
Orora, Ltd.	2,114,489	4,390,310

		10,462,703

China — 3.1%
Lee & Man Paper Manufacturing, Ltd.	4,325,666	3,231,599
Man Wah Holdings, Ltd.	1,455,099	2,099,364
Sunny Optical Technology
Group Co., Ltd.	489,166	1,722,279
Techtronic Industries Co., Ltd.	683,326	2,853,569

		9,906,811

Philippines — 1.8%
GT Capital Holdings, Inc.	51,600	1,586,276
Metro Pacific Investments Corp.	27,986,873	4,167,727

		5,754,003

Indonesia — 1.5%
PT Bumi Serpong Damai Tbk	14,863,841	2,391,861
PT Matahari Department Store Tbk	1,688,563	2,573,554

		4,965,415

South Korea — 0.7%
Innocean Worldwide, Inc.	33,388	2,364,444

Total FAR EAST		92,633,497

NORTH AMERICA — 15.9%
Canada — 11.8%
Advantage Oil & Gas, Ltd.**	143,276	800,691
Bellatrix Exploration, Ltd.**	650,442	639,391
Boyd Group Income Fund	66,694	3,833,505
CCL Industries, Inc. — B	17,922	3,118,993
Cott Corp.	148,741	2,079,231
Descartes Systems Group, Inc.**	101,462	1,940,575
Dollarama, Inc.	45,468	3,174,437
Kinaxis, Inc.**	84,935	3,410,680

	Number of Shares	Value (Note A)
Maple Leaf Foods, Inc.	223,046	$4,763,218
Metro, Inc.	99,661	3,472,071
New Flyer Industries, Inc.	182,189	5,673,178
Parex Resources, Inc.**	136,906	1,325,666
Raging River Exploration, Inc.**	146,674	1,167,080
Uni-Select, Inc.	100,957	2,559,969

		37,958,685

Mexico — 2.7%
Gruma SAB de CV — B	148,399	2,134,764
Kimberly-Clark de Mexico SAB de CV — A	1,347,500	3,183,283
Promotora y Operadora de Infraestructura SAB de CV	270,200	3,325,598

		8,643,645

United States — 1.4%
Tahoe Resources, Inc.	307,667	4,608,039

Total NORTH AMERICA		51,210,369

Total EQUITY SECURITIES (Cost $276,882,647)		309,563,215

TOTAL INVESTMENTS (COST $276,882,647)	95.9%	$309,563,215
Other Assets In Excess Of Liabilities	4.1%	13,182,266

Net Assets	100.0%	$322,745,481

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$278,215,666

Gross Appreciation	$39,761,382
Gross Depreciation	(8,413,833)

Net Appreciation	$31,347,549

**	Non-income producing security

†	144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2016, these securities amounted to $8,185,577 or 2.5% of net assets. These 144A securities have not been deemed illiquid.

REIT — Real Estate Investment Trust

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Regional Weightings*

Western Europe	51.3%
Japan	18.3%
North America	15.9%
Asia/Far East Ex-Japan	10.4%

Top Ten Holdings*

New Flyer Industries, Inc.	1.8%
Teleperformance	1.6%
Prysmian SpA	1.5%
Aurelius SE & Co., KGaA	1.5%
SEB SA	1.5%
Maple Leaf Foods, Inc.	1.5%
Informa PLC	1.5%
RPC Group PLC	1.4%
Relo Group, Inc.	1.4%
Hoshizaki Electric Co., Ltd.	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2016.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.9%
Auto Components	2.5%
Beverages	4.5%
Biotechnology	0.5%
Building Products	0.7%
Capital Markets	2.0%
Chemicals	0.8%
Commercial Services & Supplies	3.1%
Construction & Engineering	3.4%
Containers & Packaging	5.7%
Distributors	2.0%
Diversified Financial Services	3.2%
Electrical Equipment	2.7%
Electronic Equipment, Instruments & Components	1.5%
Food & Staples Retailing	2.3%
Food Products	3.9%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	2.4%
Household Durables	3.0%
Household Products	1.0%

Industry	Percent of Net Assets
Industrial Conglomerates	0.5%
Internet and Catalog Retail	0.9%
Internet Software & Services	0.4%
Information Technology Services	0.8%
Leisure Equipment & Products	0.5%
Life Sciences Tools & Services	0.5%
Machinery	10.3%
Media	2.2%
Metals & Mining	2.6%
Multiline Retail	2.9%
Oil, Gas & Consumable Fuels	2.0%
Paper & Forest Products	1.0%
Pharmaceuticals	0.6%
Professional Services	3.4%
Real Estate Investment Trusts	1.4%
Real Estate Management & Development	5.4%
Software	4.9%
Specialty Retail	3.7%
Trading Companies & Distributors	1.0%
Transportation Infrastructure	1.2%
Other Assets in Excess of Liabilities	4.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2003 (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/16	1 Year	Since Inception (11/18/13 - 6/30/16)	3 Years	5 Years	10 Years	From (1/1/03 - 6/30/16)
Driehaus Micro Cap Growth Fund (DMCRX)[1]	–18.70%	4.32%	9.21%	10.17%	9.31%	15.92%
Russell Microcap® Growth Index[2]	–18.47%	0.40%	5.73%	7.48%	4.76%	8.68%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.5%
INFORMATION TECHNOLOGY — 29.0%
Semiconductors & Semiconductor Equipment — 8.1%
Acacia Communications, Inc.**	149,495	$5,970,830
CEVA, Inc.**	123,246	3,348,594
Inphi Corp.**	122,623	3,927,615
MaxLinear, Inc. — A**	178,683	3,212,720
Silicon Motion Technology Corp. — ADR	103,861	4,964,556

		21,424,315

Software — 7.9%
Callidus Software, Inc.**	259,602	5,186,848
Gigamon, Inc.**	75,485	2,822,384
Globant SA**	68,804	2,707,437
Interactive Intelligence Group, Inc.**	50,510	2,070,405
Mitek Systems, Inc.**	173,316	1,232,277
Paycom Software, Inc.**	83,676	3,615,640
Proofpoint, Inc.**	53,384	3,367,997

		21,002,988

Internet Software & Services — 7.0%
Autobytel, Inc.**	162,637	2,255,775
Care.com, Inc.**	76,110	888,965
Five9, Inc.**	208,705	2,483,589
Instructure, Inc.**	119,163	2,264,097
Q2 Holdings, Inc.**	68,998	1,933,324
Quotient Technology, Inc.**	316,525	4,244,600
Stamps.com, Inc.**	21,546	1,883,551
Twilio, Inc. — A**	31,871	1,163,292
Xactly Corp.**	123,533	1,582,458

		18,699,651

Electronic Equipment, Instruments & Components — 3.0%
Fabrinet**	114,329	4,243,892
Mercury Systems, Inc.**	149,433	3,714,904

		7,958,796

Information Technology Services — 1.7%
ExlService Holdings, Inc.**	57,972	3,038,313
Hackett Group, Inc.	99,137	1,375,030

		4,413,343

Communications Equipment — 1.3%
Oclaro, Inc.**	706,822	3,449,291

Total INFORMATION TECHNOLOGY		76,948,384

HEALTH CARE — 27.0%
Biotechnology — 9.7%
Alder Biopharmaceuticals, Inc.**	53,838	1,344,335
Blueprint Medicines Corp.**	167,494	3,391,753

	Number of Shares	Value (Note A)
Exelixis, Inc.**	321,387	$2,510,032
Five Prime Therapeutics, Inc.**	57,156	2,363,401
Flexion Therapeutics, Inc.**	239,492	3,583,998
Global Blood Therapeutics, Inc.**	73,855	1,225,254
Loxo Oncology, Inc.**	131,388	3,045,574
Natera, Inc. **	405,441	4,891,646
Otonomy, Inc.**	105,461	1,674,721
Sage Therapeutics, Inc.**	44,463	1,339,670
Sunesis Pharmaceuticals, Inc.[1]**	654,215	358,314

		25,728,698

Health Care Equipment & Supplies — 7.7%
Avinger, Inc.**	105,139	1,254,308
Cerus Corp.**	429,736	2,681,553
CryoLife, Inc. **	124,674	1,472,400
Cynosure, Inc. — A**	64,855	3,154,871
Endologix, Inc.**	106,524	1,327,289
Inogen, Inc.**	45,769	2,293,485
LeMaitre Vascular, Inc.[1]	205,089	2,926,620
Orthofix International NV**	67,411	2,858,226
Vascular Solutions, Inc.**	61,979	2,582,045

		20,550,797

Health Care Providers & Services — 3.3%
AMN Healthcare Services, Inc.**	82,531	3,298,764
BioTelemetry, Inc.**	125,467	2,045,112
Cross Country Healthcare, Inc.**	135,888	1,891,561
US Physical Therapy, Inc.	23,550	1,417,946

		8,653,383

Pharmaceuticals — 2.8%
Cynapsus Therapeutics, Inc.**	61,162	1,024,463
Foamix Pharmaceuticals, Ltd.[1]**	313,126	1,988,350
Heska Corp.**	30,970	1,151,155
Intra-Cellular Therapies, Inc.**	46,498	1,805,052
KemPharm, Inc.**	74,292	295,682
MyoKardia, Inc.[1]**	103,366	1,281,738

		7,546,440

Life Sciences Tools & Services — 2.6%
NanoString Technologies, Inc.**	96,030	1,209,978
NeoGenomics, Inc.**	710,654	5,713,658

		6,923,636

Health Care Technology — 0.9%
Evolent Health, Inc. — A**	70,889	1,361,069
Vocera Communications, Inc.**	77,364	994,127

		2,355,196

Total HEALTH CARE		71,758,150

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
INDUSTRIALS — 17.2%
Building Products — 5.4%
Gibraltar Industries, Inc.**	151,781	$4,791,726
Insteel Industries, Inc.	67,661	1,934,428
Patrick Industries, Inc.**	74,267	4,477,557
PGT, Inc.**	127,139	1,309,532
Ply Gem Holdings, Inc.**	129,515	1,887,034

		14,400,277

Machinery — 3.0%
Astec Industries, Inc.	46,481	2,609,908
Chart Industries, Inc.**	86,604	2,089,755
Douglas Dynamics, Inc.	66,905	1,721,466
Lydall, Inc.**	38,959	1,502,259

		7,923,388

Trading Companies & Distributors — 1.9%
BMC Stock Holdings, Inc.**	135,236	2,409,906
Lawson Products, Inc.[1]**	41,760	829,354
SiteOne Landscape Supply, Inc.**	56,032	1,904,528

		5,143,788

Airlines — 1.7%
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	54,926	1,026,567
SkyWest, Inc.	130,388	3,450,066

		4,476,633

Aerospace & Defense — 1.6%
Aerovironment, Inc.**	46,176	1,283,693
TASER International, Inc.**	117,022	2,911,507

		4,195,200

Air Freight & Logistics — 1.1%
Air Transport Services Group, Inc.**	129,234	1,674,873
Echo Global Logistics, Inc.**	57,068	1,279,465

		2,954,338

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	41,731	1,359,179
NV5 Global, Inc.**	55,651	1,582,714

		2,941,893

Electrical Equipment — 0.6%
LSI Industries, Inc.	130,388	1,443,395
Professional Services — 0.4%
BG Staffing, Inc.	59,752	1,130,508
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. — A**	141,290	1,109,126

Total INDUSTRIALS		45,718,546

	Number of Shares	Value (Note A)
CONSUMER DISCRETIONARY — 9.9%
Household Durables — 2.4%
Installed Building Products, Inc.**	39,744	$1,442,310
Universal Electronics, Inc.**	67,356	4,868,492

		6,310,802

Specialty Retail — 2.3%
MarineMax, Inc.**	142,011	2,409,927
Tile Shop Holdings, Inc.**	181,665	3,611,500

		6,021,427

Internet & Catalog Retail — 2.0%
Duluth Holdings, Inc. — B**	69,491	1,699,750
Nutrisystem, Inc.	144,674	3,668,933

		5,368,683

Hotels, Restaurants & Leisure — 1.1%
Carrols Restaurant Group, Inc.**	115,651	1,376,247
Good Times Restaurants, Inc.[1]**	203,800	711,262
Wingstop, Inc.	35,555	968,874

		3,056,383

Leisure Equipment & Products — 1.1%
MCBC Holdings, Inc.	107,013	1,182,494
Nautilus, Inc.**	93,241	1,663,419

		2,845,913

Auto Components — 0.4%
Unique Fabricating, Inc.[1]	83,970	1,124,358
Textiles, Apparel & Luxury Goods — 0.4%
Sequential Brands Group, Inc.**	117,538	937,953
Media — 0.2%
Xcel Brands, Inc.[1]**	98,478	495,344

Total CONSUMER DISCRETIONARY		26,160,863

MATERIALS — 3.6%
Construction Materials — 1.9%
Summit Materials, Inc. — A**	124,230	2,541,746
US Concrete, Inc.**	43,138	2,627,536

		5,169,282

Metals & Mining — 1.7%
Cliffs Natural Resources, Inc. **	368,809	2,091,147
US Silica Holdings, Inc.	66,927	2,306,974

		4,398,121

Total MATERIALS		9,567,403

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (Note A)
FINANCIALS — 3.2%
Commercial Banks — 1.0%
Live Oak Bancshares, Inc.[1]	119,208	$1,682,025
Pacific Premier Bancorp, Inc.**	43,832	1,051,968

		2,733,993

Insurance — 1.0%
Atlas Financial Holdings, Inc.[1]**	158,495	2,729,284
Thrifts & Mortgage Finance — 0.8%
LendingTree, Inc.**	23,173	2,046,871
Real Estate Investment Trust — 0.4%
National Storage Affiliates Trust	49,218	1,024,719

Total FINANCIALS		8,534,867

ENERGY — 3.0%
Oil, Gas & Consumable Fuels — 2.2%
Callon Petroleum Co.**	233,671	2,624,125
KLR Energy Acquisition Co.[1]**	119,048	1,202,385
Ring Energy, Inc.**	231,745	2,043,991

		5,870,501

Energy Equipment & Services — 0.8%
Fairmount Santrol Holdings, Inc.**	146,148	1,126,801
Helix Energy Solutions Group, Inc.**	147,778	998,979

		2,125,780

Total ENERGY		7,996,281

TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.9%
8X8, Inc.**	245,326	3,584,213
GTT Communications, Inc.**	212,878	3,933,985

		7,518,198

Total TELECOMMUNICATION SERVICES		7,518,198

	Number of Shares	Value (Note A)
CONSUMER STAPLES — 2.7%
Food Products — 1.7%
Calavo Growers, Inc. **	65,638	$4,397,746
Beverages — 1.0%
MGP Ingredients, Inc.	22,800	871,644
Primo Water Corp.**	162,209	1,915,688

		2,787,332

Total CONSUMER STAPLES		7,185,078

Total EQUITY SECURITIES (Cost $225,090,475)		261,387,770

TOTAL INVESTMENTS (COST $225,090,475)	98.5%	$261,387,770
Other Assets In Excess Of Liabilities	1.5%	4,104,829

Net Assets	100.0%	$265,492,599

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$230,891,840

Gross Appreciation	$45,555,232
Gross Depreciation	(15,059,302)

Net Appreciation	$30,495,930

1 Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

**	Non-income producing security

ADR — American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Top Ten Holdings*

Acacia Communications, Inc.	2.2%
NeoGenomics, Inc.	2.2%
Callidus Software, Inc.	2.0%
Silicon Motion Technology, Corp.	1.9%
Natera, Inc.	1.8%
Universal Electronics, Inc.	1.8%
Gibraltar Industries, Inc.	1.8%
Patrick Industries, Inc.	1.7%
Calavo Growers, Inc.	1.7%
Quotient Technology, Inc.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2016.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2016 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.6%
Air Freight & Logistics	1.1%
Airlines	1.7%
Auto Components	0.4%
Beverages	1.0%
Biotechnology	9.7%
Building Products	5.4%
Commercial Banks	1.0%
Commercial Services & Supplies	0.4%
Communications Equipment	1.3%
Construction & Engineering	1.1%
Construction Materials	1.9%
Diversified Telecommunication Services	2.9%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	3.0%
Energy Equipment & Services	0.8%
Food Products	1.7%
Health Care Equipment & Supplies	7.7%
Health Care Providers & Services	3.3%
Health Care Technology	0.9%
Hotels, Restaurants & Leisure	1.1%

Industry	Percent of Net Assets
Household Durables	2.4%
Information Technology Services	1.7%
Insurance	1.0%
Internet and Catalog Retail	2.0%
Internet Software & Services	7.0%
Leisure Equipment & Products	1.1%
Life Sciences Tools & Services	2.6%
Machinery	3.0%
Media	0.2%
Metals & Mining	1.7%
Oil, Gas & Consumable Fuels	2.2%
Pharmaceuticals	2.8%
Professional Services	0.4%
Real Estate Investment Trusts	0.4%
Semiconductors & Semiconductor Equipment	8.1%
Software	7.9%
Specialty Retail	2.3%
Textiles, Apparel & Luxury Goods	0.4%
Thrifts & Mortgage Finance	0.8%
Trading Companies & Distributors	1.9%
Other Assets in Excess of Liabilities	1.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,165,675,653	$362,605,308

Investments, at market value	$1,338,866,452	$404,463,116
Foreign currency, at value*	6,552,419	7,797,249
Cash	93,968,971	3,889,428
Swaps, at value	—	1,063,977
Collateral held at custodian for the benefit of brokers	—	14,019,110
Receivables:
Dividends	3,340,011	1,002,334
Investment securities sold	42,555,161	1,807,053
Fund shares sold	1,696,993	988,582
Foreign taxes	563,882	443,107
Prepaid expenses	281	34,485

TOTAL ASSETS	1,487,544,170	435,508,441

LIABILITIES:
Payables:
Investment securities purchased	36,808,582	17,087,033
Fund shares redeemed	3,149,089	3,889,194
Unrealized depreciation on forward foreign currency contracts	—	946,194
Net unrealized depreciation on unsettled foreign currency transactions	10,593	6,285
Due to affiliates	1,732,999	509,484
Audit and tax fees	22,001	17,500
Accrued expenses	344,652	105,889
Outstanding options written, at value (premiums received $784,377)	—	30,000

TOTAL LIABILITIES	42,067,916	22,591,579

NET ASSETS	$1,445,476,254	$412,916,862

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	51,364,633	35,786,338

NET ASSET VALUE	$28.14	$11.54

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2016:
Paid-in capital	$1,526,074,248	$465,845,963
Accumulated net investment income (loss)	2,872,132	(410,649)
Accumulated net realized gain (loss)	(256,903,031)	(93,945,664)
Unrealized net foreign exchange gain (loss)	242,106	18,970
Unrealized net appreciation (depreciation) on forward foreign currency contracts	—	(946,194)
Unrealized net appreciation (depreciation) on swap contracts	—	(257,749)
Unrealized net appreciation (depreciation) on written options	—	754,377
Unrealized net appreciation (depreciation) on investments	173,190,799	41,857,808

NET ASSETS	$1,445,476,254	$412,916,862

*	The cost of foreign currency was $6,550,429, $7,791,294, $473,064, $71,252 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$41,196,858	$276,882,647	$225,090,475

$42,423,901	$309,563,215	$261,387,770
473,439	71,262	—
591,676	15,460,687	6,239,764
—	—	—
—	—	—

157,430	668,622	26,105
—	—	4,312,563
341	32,955	291,805
—	—	—
12,243	1,968	53,623

43,659,030	325,798,709	272,311,630

180,151	2,550,641	6,134,262
—	15,720	375,768
—	—	—
33	1,668	—
40,904	403,946	272,583
17,763	22,268	24,585
36,914	58,985	11,833
—	—	—

275,765	3,053,228	6,819,031

$43,383,265	$322,745,481	$265,492,599

4,659,346	32,763,161	25,563,271

$9.31	$9.85	$10.39

$44,180,060	$294,209,389	$275,158,075
361,613	(463,041)	(964,987)
(2,384,718)	(3,665,096)	(44,997,784)
(733)	(16,339)	—
—	—	—
—	—	—
—	—	—
1,227,043	32,680,568	36,297,295

$43,383,265	$322,745,481	$265,492,599

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2016 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$13,683,774	$3,114,759

Total income	13,683,774	3,114,759

Expenses:
Investment advisory fee	10,025,946	3,044,746
Administration fee	363,588	171,284
Professional fees	113,443	39,566
Audit and tax fees	33,810	26,350
Federal and state registration fees	30,485	27,171
Custodian fees	217,750	127,445
Transfer agent fees	189,256	37,405
Trustees’ fees	51,324	28,503
Chief compliance officer fees	7,646	7,646
Reports to shareholders	61,012	18,620
Miscellaneous	36,034	21,927

Total expenses	11,130,294	3,550,663

Investment advisory fees recaptured (waived)	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(189,545)	(60,432)

Net expenses	10,940,749	3,490,231

Net investment income (loss)	2,743,025	(375,472)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	(68,799,933)	(22,004,326)
Net realized foreign exchange gain (loss)	(1,787,105)	(515,177)
Net realized gain (loss) on written options	—	(2,912,083)
Net realized gain (loss) on swap contracts	—	(114,036)
Net change in unrealized foreign exchange gain (loss)	521,627	40,934
Net change in unrealized appreciation (depreciation) on swap contracts	—	(257,749)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(946,194)
Net change in unrealized appreciation (depreciation) on written options	—	847,953
Net change in unrealized appreciation (depreciation) on investments	148,612,353	15,355,850

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	78,546,942	(10,504,828)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,289,967	$(10,880,300)

*	Dividends are net of $1,464,707, $315,431, $48,141, $328,667 and $0 nonreclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2016 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$594,570	$3,078,707	$737,026

594,570	3,078,707	737,026

175,426	2,374,035	1,488,211
41,535	142,401	102,491
8,752	32,160	26,408
25,393	25,540	22,555
12,985	14,899	29,182
47,866	34,338	30,907
18,468	27,564	23,343
18,329	25,775	24,650
7,646	7,646	7,646
5,416	11,873	10,005
10,591	17,373	15,596

372,407	2,713,604	1,780,994

(128,808)	—	—
(9,697)	—	—
(945)	(48,202)	(78,981)

232,957	2,665,402	1,702,013

361,613	413,305	(964,987)

(526,043)	(4,235,470)	(27,861,753)
(103,097)	45,852	—
—	—	—
—	—	—
(169)	18,316	—
—	—	—
—	—	—

—	—	—
1,803,322	(4,384,701)	18,899,748

1,174,013	(8,556,003)	(8,962,005)

$1,535,626	$(8,142,698)	$(9,926,992)

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,743,025	$3,665,087	$(375,472)	$(2,195,061)
Net realized gain (loss) on investments, written options and foreign currency transactions	(70,587,038)	(140,031,003)	(25,545,622)	(63,008,129)
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	149,133,980	(34,604,006)	15,040,794	(8,287,636)

Net increase (decrease) in net assets resulting from operations	81,289,967	(170,969,922)	(10,880,300)	(73,490,826)

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	—	—	—

Total distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from shares sold	193,940,104	495,687,975	93,311,132	391,387,204
Proceeds from shares issued in connection with merger (see Note G)	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(192,223,959)	(663,624,481)	(102,239,434)	(395,407,314)
Redemption fees	49,127	108,595	7,712	54,128

Net increase (decrease) in net assets derived from capital share transactions	1,765,272	(167,827,911)	(8,920,590)	(3,965,982)

Total increase (decrease) in net assets	83,055,239	(338,797,833)	(19,800,890)	(77,456,808)

NET ASSETS:

Beginning of period	$1,362,421,015	$1,701,218,848	$432,717,752	$510,174,560

End of period	$1,445,476,254	$1,362,421,015	$412,916,862	$432,717,752

Accumulated net investment income (loss)	$2,872,132	$129,107	$(410,649)	$(35,177)

Capital share transactions are as follows:
Shares issued	7,389,438	17,103,216	8,261,246	29,084,670
Shares issued in connection with merger (see Note G)	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	(7,393,870)	(23,146,134)	(8,978,159)	(31,207,479)

Net increase (decrease) from capital share transactions	(4,432)	(6,042,918)	(716,913)	(2,122,809)

*	Fund commenced operations on May 4, 2015.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus Frontier Emerging Markets Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the period May 4, 2015 through December 31, 2015*	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015

$361,613	$(24,425)	$413,305	$(572,264)	$(964,987)	$(1,991,209)
(629,140)	(1,828,866)	(4,189,618)	20,693,872	(27,861,753)	(6,843,839)
1,803,153	(576,843)	(4,366,385)	14,357,774	18,899,748	(8,070,470)

1,535,626	(2,430,134)	(8,142,698)	34,479,382	(9,926,992)	(16,905,518)

—	—	—	(972,621)	—	—
—	—	—	(7,898,573)	—	(11,379,419)

—	—	—	(8,871,194)	—	(11,379,419)

22,304,049	22,685,066	10,129,000	46,284,910	48,959,967	280,545,434
—	—	—	79,717,913	—	—
—	—	—	8,097,062	—	10,743,663
(26,044)	(685,300)	(20,492,503)	(37,438,916)	(55,727,270)	(92,767,630)
2	—	3,028	920	8,757	95,940

22,278,007	21,999,766	(10,360,475)	96,661,889	(6,758,546)	198,617,407

23,813,633	19,569,632	(18,503,173)	122,270,077	(16,685,538)	170,332,470

$19,569,632	$—	$341,248,654	$218,978,577	$282,178,137	$111,845,667

$43,383,265	$19,569,632	$322,745,481	$341,248,654	$265,492,599	$282,178,137

$361,613	$—	$(463,041)	$(876,346)	$(964,987)	$—

2,438,730	2,300,043	1,080,606	4,649,732	5,077,621	23,283,839
—	—	—	8,325,014	—	—
—	—	—	814,593	—	994,767
(2,948)	(76,479)	(2,161,965)	(3,741,175)	(5,790,779)	(7,946,334)

2,435,782	2,223,564	(1,081,359)	10,048,164	(713,158)	16,332,272

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)		For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
Net asset value, beginning of period	$26.52		$29.63	$32.53	$30.61	$25.72	$32.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05		0.06	0.04	0.10	0.13	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.57		(3.17)	(1.99)	2.62	4.88	(4.97)

Total income (loss) from investment operations	1.62		(3.11)	(1.95)	2.72	5.01	(4.81)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	(0.12)	—
Distributions from capital gains	—		—	(0.95)	(0.80)	—	(1.67)

Total distributions	—		—	(0.95)	(0.80)	(0.12)	(1.67)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$28.14		$26.52	$29.63	$32.53	$30.61	$25.72

Total Return	6.11	%**	(10.49)%	(5.96)%	8.92%	19.51%	(15.02)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,445,476		$1,362,421	$1,701,219	$1,634,866	$989,258	$741,291
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.67	%*	1.65%	1.65%	1.66%	1.68%	1.68%
Ratio of net expenses to average net assets	1.64	%*#	1.64%#	1.63%#	1.64%#	1.66%#	1.64%#
Ratio of net investment income (loss) to average net assets	0.41	%*#	0.22%#	0.11%#	0.33%#	0.48%#	0.49%#
Portfolio turnover	121	%**	257%	289%	264%	278%	342%

*	Annualized

**	Not annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2012		For the period August 22, 2011 through December 31, 2011
Net asset value, beginning of period	$11.85		$13.21		$12.49		$11.15		$8.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		(0.05	)^	(0.02	)^	(0.00	)^ ~	0.00	^~	(0.03)
Net realized and unrealized gain (loss) on investments	(0.30)		(1.31)		0.74		1.36		2.52		(1.16)

Total income (loss) from investment operations	(0.31)		(1.36)		0.72		1.36		2.52		(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		(0.02)		(0.18)		—
Distributions from capital gains	—		—		—		—		—		—

Total distributions	—		—		—		(0.02)		(0.18)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$11.54		$11.85		$13.21		$12.49		$11.15		$8.81

Total Return	(2.61	)%**	(10.22)%		5.77%		12.11%		28.83%		(11.90	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$412,917		$432,718		$510,175		$191,285		$80,997		$32,720
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.75	%*	1.69	%¥	1.73%		1.85%		2.15%		2.74	%*
Ratio of net expenses to average net assets	1.72	%*#	1.68	%+#¥	1.71	%+#	1.90	%+#	1.99	%+#	1.97	%*+#
Ratio of net investment loss to average net assets	(0.18	)%*#	(0.39	)%+#	(0.14	)%+#	(0.02	)%+#	(0.02	)%+#	(0.91	)%*+#
Portfolio turnover	129	%**	306%		265%		223%		183%		74	%**

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2015. The interest expense is from utilizing the line of credit (see Note D in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)		For the period May 4, 2015 through December 31, 2015
Net asset value, beginning of period	$8.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.14	^	(0.01)
Net realized and unrealized gain (loss) on investments	0.37		(1.19)

Total income (loss) from investment operations	0.51		(1.20)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		—

Total distributions	—		—

Redemption fees added to paid-in capital	0.00	~	—

Net asset value, end of period	$9.31		$8.80

Total Return	5.80	%**	(12.00	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$43,383		$19,570
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	3.18	%*	3.89	%*
Ratio of net expenses to average net assets	1.99	%*+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	3.09	%*+#	(0.22	)%*+#
Portfolio turnover	39	%**	66	%**

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 4, 2015. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until May 3, 2018.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)		For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
Net asset value, beginning of period	$10.08		$9.20	$10.84	$9.45	$8.51	$9.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		(0.02)^	(0.04)	(0.01)^	0.03	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.24)		1.17	(0.42)	2.74	0.95	(1.17)

Total income (loss) from investment operations	(0.23)		1.15	(0.46)	2.73	0.98	(1.10)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.03)	(0.06)	(0.13)	(0.04)	(0.05)
Distributions from capital gains	—		(0.24)	(1.12)	(1.21)	—	—

Total distributions	—		(0.27)	(1.18)	(1.34)	(0.04)	(0.05)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$9.85		$10.08	$9.20	$10.84	$9.45	$8.51

Total Return	(2.28	)%**	12.58%	(4.32)%	29.24%	11.67%	(11.39)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$322,745		$341,249	$218,979	$270,671	$234,959	$232,729
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.71	%*	1.71%	1.74%	1.73%	1.76%	1.73%
Ratio of net expenses to average net assets	1.68	%*#	1.70%#	1.72%#	1.70%#	1.74%#	1.69%#
Ratio of net investment income (loss) to average net assets	0.26	%*#	(0.19)%#	(0.40)%#	(0.11)%#	0.31%#	0.66%#
Portfolio turnover	77	%**	251%	277%	320%	280%	311%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the year ended December 31, 2014		For the period November 18, 2013 through December 31, 2013
Net asset value, beginning of period	$10.74		$11.25		$10.74		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)		(0.14	)^	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.31)		0.08		1.01		0.76

Total income (loss) from investment operations	(0.35)		(0.06)		0.87		0.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		(0.45)		(0.36)		—

Total distributions	—		(0.45)		(0.36)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$10.39		$10.74		$11.25		$10.74

Total Return	(3.35	)%**	(0.55)%		8.21%		7.40	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$265,493		$282,178		$111,846		$74,677
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	1.50	%*	1.53%		1.59%		2.28	%*
Ratio of net expenses to average net assets	1.43	%*+#	1.52	%+#	1.60	%+#	1.70	%*+#
Ratio of net investment income (loss) to average net assets	(0.81	)%*+#	(1.21	)%+#	(1.39	)%+#	(1.55	)%*+#
Portfolio turnover	90	%**	183%		191%		21	%**

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 17, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2016, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus Frontier Emerging Markets Fund	05/04/15
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Micro Cap Growth	11/18/13

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus Frontier Emerging Markets Fund seeks to achieve its objective by investing primarily in equity securities of frontier emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year-End

The fiscal year-end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2016 is as follows:

Fund	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$33,197,756	$—	$33,197,756	$—
Europe	149,260,203	45,819,091	103,441,112	—
Far East	783,061,459	177,874,674	605,186,785	—
Middle East	24,253,975	—	24,253,975	—
North America	160,681,788	159,065,644	1,616,144	—
South America	178,590,876	178,590,876	—	—
Rights	54,224	—	54,224	—
Exchange-Traded Funds	9,766,171	9,766,171	—	—

Total Investments	$1,338,866,452	$571,116,456	$767,749,996	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$21,701,729	$5,613,005	$16,088,724	$—
Europe	17,557,193	3,947,733	13,609,460
Far East	288,534,157	16,874,869	271,659,288	—
Middle East	8,245,447	—	8,245,447	—
North America	28,098,880	25,890,186	2,208,694	—
South America	37,636,239	37,636,239	—	—
Rights	49,471	—	49,471	—
Purchased Put Options	2,640,000	2,640,000	—	—
Swap Contracts	1,063,977	—	1,063,977	—

Total Investments	$405,527,093	$92,602,032	$312,925,061	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Written Put Options	$(30,000)	$(30,000)	$—	$—
Forward Foreign Exchange Contracts	(946,194)	—	(946,194)	—

Total Liabilities	$(976,194)	$(30,000)	$(946,194)	$—

Driehaus Frontier Emerging Markets Fund
Equity Securities:
Africa	$9,169,657	$2,677,819	$6,491,838	$—
Europe	6,244,443	2,146,483	4,097,960	—
Far East	12,263,745	2,687,238	9,576,507	—
Middle East	7,836,116	1,044,886	6,791,230	—
North America	1,259,798	1,259,798	—	—
South America	5,044,759	5,044,759	—	—
Equity Certificates*	605,383	—	605,383	—

Total Investments	$42,423,901	$14,860,983	$27,562,918	$—

Driehaus International Small Cap Growth Fund
Equity Securities:
Europe	$165,719,349	$—	$165,719,349	$—
Far East	92,633,497	—	92,633,497	—
North America	51,210,369	51,210,369	—	—

Total Investments	$309,563,215	$51,210,369	$258,352,846	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$261,387,770	$261,387,770	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2016, securities with end of period values of $404,475,925, $124,628,430, $19,093,593 and $134,853,559 held by Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund and Driehaus International Small Cap Growth Fund, respectively, were transferred from level 1 to level 2. For the period ended June 30, 2016, a security with end of period value of $517,760 held by Driehaus Frontier Emerging Markets Fund was transferred from level 2 to level 1.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security. The Driehaus Emerging Markets Small Cap Growth Fund used both purchased and written options during the period January 1, 2016 through June 30, 2016 to hedge exposure to certain countries or sectors as well as gain exposure to certain countries or sectors.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2016 through June 30, 2016, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund were $6,567,431 and $506,267, respectively.

The premiums received and the number of option contracts written during the period ended June 30, 2016 were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	13,500	$704,424
Options written	10,412,750	13,576,763
Options closed	(411,250)	(13,466,810)
Options expired	(10,000,000)	(30,000)

Options outstanding at June 30, 2016	15,000	$784,377

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2016, the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Swap Contracts

The Driehaus Emerging Markets Small Cap Growth Fund may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund did engage in credit default swaps during the period January 1, 2016 through June 30, 2016 to protect against credit events.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2016, for the Driehaus Emerging Markets Small Cap Growth Fund was $0.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2016, the Driehaus Emerging Markets Small Cap Growth Fund had outstanding swap contracts as listed on the Schedule of Investments.

Forward Foreign Currency Contracts

The Driehaus Emerging Markets Small Cap Growth Fund used forward foreign currency contracts during the period January 1, 2016 through June 30, 2016 to hedge foreign currency exposure in the portfolio. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Fund could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2016, the Driehaus Emerging Markets Small Cap Growth Fund had forward foreign currency contracts as listed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2016, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statements of Assets and Liabilities.

Equity Certificates

The Funds may invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

On June 30, 2016, Driehaus Frontier Emerging Markets Fund had unrealized appreciation of $63,914 as a result of its investments in these financial instruments. The aggregate market values of these certificates for Driehaus Frontier Emerging Markets Funds represented 1.4% of its total market value of investments at June 30, 2016.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the Financial Accounting Standards Board’s (“FASB”) “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair value
Commodity contracts	Investments, at market value	$420,000
Credit contracts	Swaps, at value	$1,063,977
Equity contracts	Investments, at market value	$2,220,000	Outstanding options written, at value	$30,000
Foreign currency contracts			Unrealized depreciation on forward foreign currency contracts	$946,194

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$605,383

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates	Credit Default Swaps Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Commodity contracts	$—	$—	$(1,777,702)	$(186,247)	$—
Credit contracts	—	(114,036)	—	—	—
Equity contracts	757,762	—	(10,699,950)	(2,755,836)	—
Foreign currency contracts	—	—	(88,000)	30,000	37,259
Interest contracts	—	—	1,034,172	—	—

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016.

Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$(186,426)

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates	Credit Default Swaps Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Commodity contracts	$—	$—	$(44,856)	$—	$—
Credit contracts	—	(257,749)	—	—	—
Equity contracts	(1,504,829)	—	(4,443,919)	847,953	—
Foreign currency contracts	—	—	301,251	—	(946,194)

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$169,906

Disclosures about Offsetting Assets and Liabilities

The Driehaus Emerging Markets Small Cap Growth Fund is party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at market value or Collateral held at custodian for the benefit of brokers.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds’ derivative contracts held at June 30, 2016, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of exchange-traded options is guaranteed by the exchange the option is traded on and is not subject to arrangements with particular counterparties. For that reason, these options are excluded from the below disclosure.

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Swap contracts	$1,063,977	$(946,194)	$—	$117,783

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Forward foreign currency contracts	$946,194	$(946,194)	$—	$—

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2015, 2014, 2013 and 2012 remain open to Federal and state audit. As of June 30, 2016, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

For the year ended December 31, 2015, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. The following table shows the expiration dates for capital loss carryover from pre-enactment taxable years and the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2015:

	Pre-Enactment Net Capital Loss Carryover Expiring In	Post-Enactment Unlimited Period of Net Capital Loss Carryover
Fund	2016	Short-Term	Long- Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets
Growth Fund	$—	$172,498,021	$—	$172,498,021
Driehaus Emerging Markets Small
Cap Growth Fund	$—	$66,943,305	$—	$66,943,305
Driehaus Frontier Emerging
Markets Fund	$—	$1,724,048	$—	$1,724,048
Driehaus International Small Cap
Growth Fund	$2,128,468	$—	$—	$—

During the year ended December 31, 2015, Driehaus International Small Cap Growth Fund utilized $4,385,278 of capital loss carryforwards.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Small Cap Growth Fund inherited from its merger with Driehaus International Discovery Fund on March 6, 2015 of approximately $2,128,468, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use these capital loss carryforwards.

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2015, the following qualified late-year losses were deferred and recognized on January 1, 2016:

Fund	Late-Year Ordinary Loss Deferral	Total Capital Loss Deferral	Total
Driehaus International Small Cap Growth Fund	$429,841	$—	$429,841
Driehaus Micro Cap Growth Fund	—	11,334,666	11,334,666

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2016.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income ……………………	$—	$—	$—	$474,717	$—
Net long-term capital gain…………	—	—	—	8,396,477	11,379,419

Total distributions paid…………	$—	$—	$—	$8,871,194	$11,379,419

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income ……………………	$1,569,189	$—	$10,021,652	$1,275,778
Net long-term capital gain…………	52,533,986	—	15,778,725	2,251,610

Total distributions paid…………	$54,103,175	$—	$25,800,377	$3,527,388

As of December 31, 2015, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed long-term capital gain	—	—	—	3,539,504	—

Accumulated earnings	$—	$—	$—	$3,539,504	$—
Paid-in capital	1,524,308,977	474,766,553	21,902,053	304,569,864	281,916,621
Accumulated capital and other losses	(172,498,021)	(66,943,305)	(1,724,048)	(2,558,309)	(11,334,666)
Unrealized appreciation
(depreciation) on foreign currency	(239,988)	(115,540)	(564)	(34,655)	—
Unrealized appreciation on investments	10,760,474	24,757,846	(607,809)	35,732,250	11,596,182
Other temporary differences	—	252,198	—	—	—

Net assets	$1,362,331,442	$432,717,752	$19,569,632	$341,248,654	$282,178,137

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of spot contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2016.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Prior to May 1, 2016, the Driehaus Emerging Markets Growth Fund paid the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of the Fund’s average daily net assets. Beginning May 1, 2016, the Driehaus Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% on the first $1.5 billion, 1.00% on the next $500 million and 0.75% in excess of $2 billion of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Micro Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund`s business) at 1.70% of average daily net assets until November 17, 2016. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2016, DCM did not waive or recapture fees for Driehaus Micro Cap Growth Fund under this agreement and there are no amounts still subject to recapture.

DCM has entered into a contractual agreement to cap Driehaus Frontier Emerging Markets Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

expenses not incurred in the ordinary course of the Fund`s business) at 2.00% of average daily net assets until May 3, 2018. For a period of three years subsequent to the Fund’s commencement of operations on May 4, 2015, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2016, DCM waived fees for Driehaus Frontier Emerging Markets Fund totaling $128,808 under this agreement. The amount of potential recovery expiring May 3, 2018 was $312,094.

The amounts accrued and payable to DCM during the six months ended June 30, 2016 are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus Emerging Markets Growth Fund	$10,025,946	$1,729,546
Driehaus Emerging Markets Small Cap Growth Fund	3,044,746	506,031
Driehaus Frontier Emerging Markets Fund	175,426	37,451
Driehaus International Small Cap Growth Fund	2,374,035	400,493
Driehaus Micro Cap Growth Fund	1,488,211	269,130

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2016, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund by $189,545 (1.7%), $60,432 (1.7%), $945 (0.3%), $48,202 (1.8%) and $78,981 (4.4%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earns the larger of a monthly minimum fee or a monthly fee based upon average net assets. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Frontier Emerging Markets Fund. For the six months ended June 30, 2016, BNY Mellon waived $9,697 for Driehaus Frontier Emerging Markets Fund.

C.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2016 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$1,544,444,827	$1,562,973,560
Driehaus Emerging Markets Small Cap Growth Fund	487,543,668	474,241,499
Driehaus Frontier Emerging Markets Fund	31,379,972	8,529,177
Driehaus International Small Cap Growth Fund	237,043,460	243,298,414
Driehaus Micro Cap Growth Fund	218,140,290	222,305,295

D.  LINE OF CREDIT

Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund have, with certain other funds in the Trust, together obtained a committed line of credit in the amount of $50,000,000.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2016, the Funds had no outstanding borrowings under the line of credit.

E.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

F.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

G.  FUND MERGERS
At a meeting of the Board of Trustees of the Trust held on October 23, 2014, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Agreement”) of the Driehaus International Discovery Fund with and into the Driehaus International Small Cap Growth Fund (the “Merger”), each a series of the Trust. The shareholders of the Driehaus International Discovery Fund approved the Agreement during a special meeting of the shareholders held on February 11, 2015.

The Merger, which occurred after the close of business on March 6, 2015, was accomplished by a tax-free exchange of 8,325,014 shares of the Driehaus International Small Cap Growth Fund for 2,568,861 shares of the Driehaus International Discovery Fund outstanding at that date. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the Merger:

	Before Reorganization		After Reorganization
	Driehaus International Discovery Fund	Driehaus International Small Cap Growth Fund	Driehaus International Small Cap Growth Fund
Shares Outstanding	2,568,861	23,904,657	32,229,671
Net Assets	$79,717,913	$228,904,169	$308,622,082
Net Asset Value	$31.03	$9.58	$9.58
Unrealized Appreciation	$4,962,609	$25,939,590	$30,902,199

H.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2016.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000	$1,061.10	$8.40
Hypothetical (5% return before expenses)	$1,000	$1,016.71	$8.22

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000	$973.90	$8.44
Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.62

Fund Expense Examples (unaudited) — (Continued)

Driehaus Frontier Emerging Markets Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000	$1,058.00	$10.18
Hypothetical (5% return before expenses)	$1,000	$1,014.97	$9.97

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000	$977.20	$8.26
Hypothetical (5% return before expenses)	$1,000	$1,016.51	$8.42

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000	$966.50	$6.99
Hypothetical (5% return before expenses)	$1,000	$1,017.75	$7.17

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period.

Driehaus Emerging Markets Growth Fund	1.64%
Driehaus Emerging Markets Small Cap Growth Fund	1.72%
Driehaus Frontier Emerging Markets Fund	1.99%
Driehaus International Small Cap Growth Fund	1.68%
Driehaus Micro Cap Growth Fund..	1.43%

DRH-SAR2016

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2016

Driehaus Active Income Fund

Driehaus Select Credit Fund

Driehaus Event Driven Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2016 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/16	1 Year	3 Years	5 Years	10 Years	Since Inception (11/8/05 - 6/30/16)
Driehaus Active Income Fund (LCMAX)[1]	–1.55%	0.20%	0.65%	3.43%	3.51%
Citigroup 3-Month T-Bill Index[2]	0.14%	0.07%	0.06%	0.96%	1.16%
Barclays Capital U.S. Aggregate Bond Index[3]	6.00%	4.06%	3.76%	5.16%	4.92%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 0.01%
CWABS, Inc. Asset-Backed Certificates Series 2004-1 0.93%, 4/25/34[2,9]	$122,988	$111,870
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 1.39%, 8/25/35[2,9]	124,929	120,229

Total ASSET-BACKED SECURITIES (Cost $248,022)		232,099

BANK LOANS — 22.85%
Apparel — 0.45%
Calceus Acquisition, Inc. 5.00%, 2/1/20[2,7]	14,601,662	10,951,247
Computers — 0.39%
DynCorp International, Inc. 7.75%, 7/7/20[2,7,9]	10,000,000	9,550,000
Electronics — 1.54%
NuSil Technology LLC 6.00%, 4/28/17[2,7]	37,384,900	37,431,631
Entertainment — 2.23%
Delta 2 Lux Sarl (Luxembourg) 4.75%, 7/30/21[2,7]	12,000,000	11,574,360
Scientific Games International, Inc. 6.00%, 10/18/20[2,7]	41,554,041	41,099,647
Scientific Games International, Inc. 6.00%, 10/1/21[2,7]	1,488,665	1,470,243

		54,144,250

Healthcare — Services — 1.54%
National Mentor Holdings, Inc. 4.25%, 1/31/21[2,7]	37,674,259	37,391,702
Insurance — 2.61%
Asurion LLC 5.00%, 5/24/19[2,7]	15,000,000	14,950,050
Asurion LLC 8.50%, 3/3/21[2,7]	27,869,370	26,949,681
Asurion LLC 5.00%, 8/4/22[2,7]	21,860,406	21,603,546

		63,503,277

Internet — 1.05%
ProQuest LLC 5.75%, 9/24/21[2,7]	26,594,328	25,530,554
Investment Companies — 0.33%
Larchmont Resources LLC 9.75%, 8/7/19[2,7,9]	21,537,500	8,112,422

	Shares, Principal Amount, or Number of Contracts		Value
Leisure Time — 2.92%
Equinox Holdings, Inc. 5.00%, 2/1/20[2,7]	$56,110,755		$56,040,617
Equinox Holdings, Inc. 9.75%, 7/31/20[2,7]	15,000,000		14,995,350

			71,035,967

Lodging — 0.41%
Intrawest Operations Group LLC 5.00%, 12/9/20[2,7]	10,000,000		10,010,000
Media — 0.06%
Tribune Media Co. 3.75%, 12/27/20[2,7]	1,372,744		1,371,886
Packaging & Containers — 1.52%
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22[2,7]	13,825,000	[6]	15,351,948
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22[2,7]	21,681,468		21,562,979

			36,914,927

Retail — 4.00%
J.C. Penney Corp., Inc. 5.25%, 6/23/23[2,7]	12,000,000		11,921,280
Neiman Marcus Group Ltd. LLC 4.25%, 10/25/20[2,7]	68,057,858		61,306,179
Rite Aid Corp. 5.75%, 8/21/20[2,7]	7,830,000		7,844,681
Rite Aid Corp. 4.88%, 6/21/21[2,7]	16,200,000		16,228,350

			97,300,490

Semiconductors — 0.51%
VAT Holding A.G. (Switzerland) 4.25%, 2/11/21[2,7]	12,444,790		12,405,900
Software — 3.29%
Applied Systems, Inc. 4.25%, 1/23/21[2,7]	42,280,457		41,998,658
BMC Foreign Holding Co. (Ireland) 5.00%, 9/10/20[2,7]	7,800,000		6,985,875
BMC Software Finance, Inc. 5.00%, 9/10/20[2,7]	17,415,699		15,499,972
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21[2,7]	19,350,761		15,432,232

			79,916,737

Total BANK LOANS (Cost $584,052,556)			555,570,990

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
CORPORATE BONDS — 33.63%
Auto Manufacturers — 0.64%
General Motors Co. 6.25%, 10/2/43[10]	$14,000,000		$15,551,942
Banks — 2.95%
Chase Capital II 1.14%, 2/1/27[2,10]	6,879,000		5,778,360
JPMorgan Chase & Co. 7.90%, 12/29/49[2,10]	37,813,000		38,569,260
PNC Capital Trust C 1.24%, 6/1/28[2]	4,000,000		3,520,000
PNC Preferred Funding Trust II 1.88%, 3/29/49[1,2]	6,050,000		5,324,000
Royal Bank of Scotland Group PLC (United Kingdom) 7.64%, 3/29/49[2,3]	19,450,000		18,477,500

			71,669,120

Chemicals — 0.39%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19[1,3]	9,618,000		9,618,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16[4,5,9]	4,540,000		—

			9,618,000
Commercial Services — 0.47%
AA Bond Co., Ltd. (Jersey) 5.50%, 7/31/22[1]	9,000,000	[6]	11,411,741
Computers — 1.42%
DynCorp International, Inc. 11.88%, 11/30/20[9,10]	24,409,705		20,382,104
Harland Clarke Holdings Corp. 9.75%, 8/1/18 [1]	14,000,000		14,210,000

			34,592,104

Diversified Financial Services — 3.11%
American Express Co. 6.80%, 9/1/66[2,10]	75,799,000		75,704,251
Rio Oil Finance Trust Series 2014-1 (Brazil) 9.25%, 7/6/24[1,3]	34,650		29,626

			75,733,877

Entertainment — 2.07%
Isle of Capri Casinos, Inc. 8.88%, 6/15/20	12,950,000		13,500,375

	Shares, Principal Amount, or Number of Contracts	Value
Peninsula Gaming LLC / Peninsula Gaming Corp. 8.38%, 2/15/18[1,10]	$24,388,000	$24,509,940
Penn National Gaming, Inc. 5.88%, 11/1/21	12,081,000	12,292,417

		50,302,732

Healthcare — Products — 2.65%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3,10]	36,016,000	36,826,360
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23[1,10]	27,262,000	27,602,775

		64,429,135

Healthcare — Services — 2.06%
Kindred Healthcare, Inc. 8.00%, 1/15/20	8,000,000	7,960,000
Kindred Healthcare, Inc. 6.38%, 4/15/22[10]	25,277,000	22,559,723
LifePoint Health, Inc. 5.88%, 12/1/23	18,786,000	19,537,440

		50,057,163

Insurance — 0.89%
Chubb Corp. 6.38%, 3/29/67[2,10]	25,000,000	21,750,000
Media — 5.71%
Altice U.S. Finance I Corp. 5.50%, 5/15/26[1]	17,000,000	17,000,000
Neptune Finco Corp. 10.13%, 1/15/23[1,10]	18,900,000	21,168,000
Neptune Finco Corp. 10.88%, 10/15/25[1,10]	9,000,000	10,288,080
Sinclair Television Group, Inc. 5.63%, 8/1/24[1]	15,810,000	16,165,725
Tribune Media Co. 5.88%, 7/15/22 [1,10]	26,250,000	26,118,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany) 5.50%, 1/15/23[1,3]	8,980,000	9,024,900
UPCB Finance IV Ltd. (Cayman Islands) 5.38%, 1/15/25[1,3]	15,297,000	15,144,030
VTR Finance BV (Netherlands) 6.88%, 1/15/24[1,3,10]	24,000,000	23,927,520

		138,837,005

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Miscellaneous Manufacturing — 2.08%
Amsted Industries, Inc. 5.00%, 3/15/22[1,10]	$44,000,000	$44,000,000
Textron Financial Corp. 6.00%, 2/15/67[1,2,10]	10,824,000	6,602,640

		50,602,640

Oil & Gas — 1.52%
California Resources Corp. 5.00%, 1/15/20	2,097,000	1,106,168
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	15,108,500	10,802,577
Continental Resources, Inc. 4.90%, 6/1/44[10]	14,000,000	11,550,000
Newfield Exploration Co. 5.63%, 7/1/24	13,412,000	13,412,000

		36,870,745

Packaging & Containers — 0.74%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.63%, 5/15/23[1,3]	8,000,000	7,880,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.13%, 7/15/23[1]	10,000,000	10,125,000

		18,005,000

Pipelines — 1.00%
Enbridge Energy Partners LP 8.05%, 10/1/77[2,9,10]	31,500,000	24,255,000
Restaurants — 0.50%
Ruby Tuesday, Inc. 7.63%, 5/15/20[10]	12,500,000	12,093,750
Retail — 4.61%
Conn’s, Inc. 7.25%, 7/15/22[9]	13,100,000	9,694,000
J.C. Penney Corp., Inc. 5.88%, 7/1/23[1]	5,000,000	5,031,250
Michaels Stores, Inc. 5.88%, 12/15/20[1,10]	7,497,000	7,759,395
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21[1,10]	27,175,000	22,147,625
Rite Aid Corp. 6.75%, 6/15/21[10]	48,820,000	51,383,050
Rite Aid Corp. 6.13%, 4/1/23 [1,10]	15,000,000	16,012,500

		112,027,820

	Shares, Principal Amount, or Number of Contracts	Value
Software — 0.47%
Nuance Communications, Inc. 6.00%, 7/1/24[1]	$11,300,000	$11,356,500
Telecommunications — 0.35%
Wind Acquisition Finance S.A. (Luxembourg) 4.75%, 7/15/20[3,10]	8,770,000	8,594,600

Total CORPORATE BONDS (Cost $841,060,890)		817,758,874

CONVERTIBLE CORPORATE BONDS — 3.32%
Building Materials — 1.16%
Cemex S.A.B. de C.V. (Mexico) 3.75%, 3/15/18[3,10]	27,500,000	28,221,875
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/17[3,9]	27,872,000	1,393
Semiconductors — 0.97%
Microchip Technology, Inc. 1.63%, 2/15/25[1,10]	21,200,000	23,465,750
Software — 0.49%
Verint Systems, Inc. 1.50%, 6/1/21	13,057,000	11,890,031
Telecommunications — 0.70%
Ciena Corp. 3.75%, 10/15/18[1]	14,681,000	17,130,892

Total CONVERTIBLE CORPORATE BONDS (Cost $110,177,025)		80,709,941

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.30%
United States Treasury Note 2.00%, 8/15/25[10]	7,047,000	7,367,145

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,932,930)		7,367,145

COMMON STOCK — 26.23%
Auto Manufacturers — 0.68%
General Motors Co.[10]	585,409	16,567,075
Beverages — 0.24%
SABMiller PLC (United Kingdom)[3]	100,000	5,817,359
Commercial Services — 1.91%
Apollo Education Group, Inc.*	5,085,539	46,380,116

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Distribution/Wholesale — 2.51%
Ingram Micro, Inc., Class A	1,751,028	$60,900,754
Electric — 1.49%
Westar Energy, Inc.	645,861	36,226,343
Entertainment — 10.10%
Carmike Cinemas, Inc.*[8,10]	1,735,011	52,258,531
Gaming and Leisure Properties, Inc.[10]	4,078,145	140,614,440
Pinnacle Entertainment, Inc.*[8]	4,765,928	52,806,482

		245,679,453

Gas — 0.98%
Piedmont Natural Gas Co., Inc.[10]	396,972	23,865,957
Healthcare — Services — 1.30%
Centene Corp.*	191,578	13,672,922
Cigna Corp.	32,500	4,159,675
Humana, Inc.[10]	76,500	13,760,820

		31,593,417

Insurance — 1.97%
Willis Towers Watson PLC (United Kingdom)[3,10]	385,072	47,868,300
Internet — 0.41%
LinkedIn Corp.*	53,098	10,048,797
Media — 0.00%
Charter Communications, Inc., Class A*[10]	—	82
Restaurants — 0.27%
Ruby Tuesday, Inc.*[9]	1,830,171	6,606,917
Retail — 2.79%
Rite Aid Corp.*[10]	8,188,091	61,328,802
Staples, Inc.[10]	763,000	6,577,060

		67,905,862

Semiconductors — 1.58%
Rovi Corp.*	2,455,807	38,408,821

Total COMMON STOCK (Cost $625,951,950)		637,869,253

CONVERTIBLE PREFERRED STOCK — 3.52%
Auto Manufacturers — 0.44%
Fiat Chrysler Automobile 7.88%, 12/15/16	180,000	10,623,600
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4,5,9]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4,5,9]	11,790,650	—

		10,623,600

	Shares, Principal Amount, or Number of Contracts	Value
Environmental Control — 1.28%
Stericycle, Inc. 5.25%, 9/15/18	375,000	$31,192,500
Investment Companies — 0.78%
Mandatory Exchangeable Trust 5.75%, 6/1/19[1]	185,000	18,913,475
Pharmaceuticals — 1.02%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18[3]	30,000	24,810,000

Total CONVERTIBLE PREFERRED STOCK (Cost $92,787,927)		85,539,575

PREFERRED STOCKS — 2.93%
Banks — 1.46%
GMAC Capital Trust I 6.41%, 2/15/40[2,10]	1,428,511	35,455,643
Telecommunications — 1.47%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3,10]	30,242	35,770,616

Total PREFERRED STOCKS (Cost $69,541,597)		71,226,259

PURCHASED PUT OPTIONS — 0.43%
Alibaba Group Holding Ltd. ADR, Exercise Price: $30.00, Expiration Date: January, 2018*	1,000	96,000
ROVI Corp., Exercise Price: $15.00, Expiration Date: July, 2016*	2,500	125,000
S&P 500 Index, Exercise Price: $2,100.00, Expiration Date: September, 2016*	1,705	10,178,850

Total PURCHASED PUT OPTIONS (Premiums paid $10,532,450)		10,399,850

TOTAL INVESTMENTS (Cost $2,341,285,347)	93.22%	$2,266,673,986
Other Assets less Liabilities	6.78%	164,820,014

Net Assets	100.00%	$2,431,494,000

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (10.70)%
CORPORATE BONDS — (5.23)%
Oil & Gas — (0.90)%
ConocoPhillips Co. 2.88%, 11/15/21	$(5,000,000)	$(5,099,960)
ConocoPhillips Co. 3.35%, 11/15/24	(5,000,000)	(5,168,985)
Denbury Resources, Inc. 6.38%, 8/15/21	(5,327,000)	(3,728,900)
Devon Energy Corp. 3.25%, 5/15/22	(8,000,000)	(7,778,848)

		(21,776,693)

Oil & Gas Services — (1.54)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(20,575,000)	(19,241,267)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(18,700,000)	(14,960,318)
Weatherford International Ltd. (Bermuda) 5.13%, 9/15/20[3]	(3,322,000)	(3,172,510)

		(37,374,095)

Packaging & Containers — (0.29)%
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/23[3]	(6,000,000)	(7,058,040)
Pipelines — (0.54)%
Enbridge Energy Partners LP 5.88%, 10/15/25	(12,000,000)	(13,318,092)
Sovereign — (1.96)%
Turkey Government International Bond (Turkey) 4.88%, 10/9/26[3]	(45,000,000)	(47,643,750)

Total CORPORATE BONDS (Proceeds $120,084,099)		(127,170,670)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.29)%
United States Treasury Bond
3.00%, 11/15/44	(16,000,000)	(18,407,504)
3.00%, 5/15/45	(11,293,000)	(12,989,152)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $28,492,486)		(31,396,656)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — (4.18)%
Auto Manufacturers — (0.31)%
Fiat Chrysler Automobiles NV (United Kingdom)[3]	(1,250,000)	$(7,650,000)
Building Materials — (0.16)%
Cemex S.A.B. de C.V. ADR*	(628,000)	(3,874,760)
Environmental Control — (0.97)%
Stericycle, Inc.*	(226,000)	(23,531,120)
Healthcare — Services — (0.41)%
Aetna, Inc.	(64,031)	(7,820,106)
Anthem, Inc.	(16,528)	(2,170,788)

		(9,990,894)

Internet — (0.63)%
Alibaba Group Holding Ltd. ADR*	(193,000)	(15,349,290)
Media — 0.00%
Charter Communications, Inc., Class A*	—	(83)
Rizzoli Corriere Della Sera Mediagroup SpA (Italy)*[3]	(79,684)	(71,141)

		(71,224)

Pharmaceuticals — (0.56)%
Teva Pharmaceutical Industries Ltd. ADR	(268,698)	(13,496,701)
Retail — (0.07)%
Office Depot, Inc.*	(490,556)	(1,623,740)
Semiconductors — (0.65)%
Microchip Technology, Inc.	(312,000)	(15,837,120)
Software — (0.12)%
Verint Systems, Inc.*	(89,162)	(2,953,937)
Telecommunications — (0.30)%
Ciena Corp.*	(386,700)	(7,250,625)

Total COMMON STOCK (Proceeds $109,520,697)		(101,629,411)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $258,097,282)	(10.70)%	$(260,196,737)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WRITTEN PUT OPTIONS — (0.12)%
S&P 500 Index, Exercise Price: $1,900.00, Expiration Date: September, 2016*	(1,705)	$(2,898,500)

Total WRITTEN PUT OPTIONS (Premiums received $3,662,271)		(2,898,500)

TOTAL WRITTEN PUT OPTIONS (Premiums received $3,662,271)	(0.12)%	$(2,898,500)

*	Non-income producing security.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable rate security. Rates disclosed as of June 30, 2016.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

[6]	Foreign security, par value shown in local currency.

[7]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2016. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[8]	Affiliated company. (See Note C)

[9]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Adviser.

[10]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Asset-Backed Securities	0.01%
Bank Loans	22.85%
Corporate Bonds	33.63%
Convertible Corporate Bonds	3.32%
U.S. Government and Agency Securities	0.30%
Common Stock	26.23%
Convertible Preferred Stock	3.52%
Preferred Stocks	2.93%
Purchased Put Options	0.43%

Total Investments	93.22%
Other Assets less Liabilities	6.78%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
Bank of America	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	12/20/2018	$(1,492,458)	$746,361	BB+
Morgan Stanley	American Express Co.
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(356,121)	BBB+
Goldman Sachs	American Express Co.
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(84,353)	BBB+
Goldman Sachs	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	5,000,000	Pay	1.00	12/20/2020	726,985	(460,573)	BBB
JP Morgan	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	446,586	(286,739)	BBB
JP Morgan	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	487,229	(327,381)	BBB
Morgan Stanley	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	506,728	(346,880)	BBB
Barclays	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	215,516	(55,669)	BBB
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	221,046	120,530	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	458,796	224,356	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	397,363	285,789	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,492	(109,366)	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	62,054	(201,803)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(224,082)	BBB+
Barclays	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	218,619	193,867	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	386,569	438,402	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(274,388)	A-
Barclays	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	33,862	(128,890)	A-
Goldman Sachs	Bank of America Corp.
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,536,303)	BBB+
Bank of America	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(450,790)	BBB+
Goldman Sachs	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(397,933)	BBB+
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	293,043	(242,980)	A-

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	5,000,000	Pay	1.00%	12/20/2020	$673,047	$(589,611)	A-
Morgan Stanley	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	327,105	(277,043)	A-
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	285,850	(235,788)	A-
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	5,000,000	Pay	1.00	12/20/2020	457,091	(373,654)	A-
Barclays	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	92,233	(42,171)	A-
Goldman Sachs	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	877,992	(614,299)	BBB
Morgan Stanley	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	1,068,817	(805,124)	BBB
Morgan Stanley	Devon Energy Corp.
	7.95%, 4/15/32	USD	3,000,000	Pay	1.00	12/20/2020	605,992	(447,776)	BBB
Barclays	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	1,103,689	(839,996)	BBB
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(146,495)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(73,206)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(76,627)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(87,628)	BBB-
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(189,917)	BBB-
Goldman Sachs	Host Hotels & Resorts, Inc.
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,111,816)	BB+
Goldman Sachs	Huntsman Corp.
	11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(235,036)	BB-
Barclays	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	202,397	155,102	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	413,529	301,469	BBB-
Barclays	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	31,027	(98,192)	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(218,662)	BBB-
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(844,966)	B-
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00	12/20/2020	64,602	33,597	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	6,650,000	Pay	1.00	12/20/2020	135,159	93,972	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	1,900,000	Pay	1.00	12/20/2020	55,340	10,126	BBB+
Goldman Sachs	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00	12/20/2020	83,041	15,158	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,750,000	Pay	1.00	12/20/2020	134,249	29,416	BBB+

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00%	12/20/2020	$57,742	$40,457	BBB+
Bank of America	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,750,000	Pay	1.00	12/20/2020	96,237	67,428	BBB+
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,500,000	Pay	1.00	12/20/2020	50,731	104,320	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,700,000	Pay	1.00	12/20/2020	24,386	68,645	BBB+
Goldman Sachs	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(176,322)	BBB
Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(267,533)	BBB
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(655,214)	NR
Goldman Sachs	The Markit CDX NA
	High Yield Series 17 Index	USD	13,600,000	Pay	5.00	12/20/2016	1,437,500	(1,702,147)	NA
Bank of America	The Markit CDX NA
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	528,000	(621,405)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 19	EUR	24,000,000	Pay	5.00	6/20/2018	(1,569,627)	(51,981)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	1,113,261	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	1,116,250	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	1,231,421	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 22	EUR	16,059,945	Pay	5.00	12/20/2019	(1,287,036)	444,083	NA
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	469,337	70,051	BBB-
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	914,405	164,372	BBB-
Bank of America	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	859,000	219,777	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(52,853)	(105,238)	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(105,835)	(210,348)	BBB-
Bank of America	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(83,273)	(232,910)	BBB-
JP Morgan	Weatherford International PLC
	4.50%, 4/15/22	USD	3,500,000	Pay	1.00	12/20/2020	1,120,000	(316,157)	BB-
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	3,000,000	Pay	1.00	12/20/2020	1,080,000	(390,992)	BB-
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	4,000,000	Pay	1.00	12/20/2020	1,280,000	(361,323)	BB-

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	2,000,000	Pay	1.00%	12/20/2020	$520,000	$(60,661)	BB-

Total Credit Default Swaps							14,739,193	(10,656,279)

Total Swap Contracts							$14,739,193	$(10,656,279)

A	The triggering credit event for each swap is bankruptcy/failure to pay.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/ Receive Total Return on Reference Index	Financing RateB	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Catch-Up Energy IndexC	USD	37,225	See Note A	1-Month USD-LIBOR plus 1.40%	8/18/2020	$(681,111)
Goldman Sachs	Goldman Sachs Stable Energy IndexD	USD	54,229	See Note A	1-Month USD-LIBOR plus 1.40%	8/18/2020	(137,942)

TOTAL TOTAL RETURN SWAPS							$(819,053)

A	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has increased and makes payment if the value has decreased.

B	Financing rate is based upon predetermined notional amounts.

C	The Goldman Sachs Catch-Up Energy Index is a customized index comprised of 5 U.S. energy equity securities.

D	The Goldman Sachs Stable Energy Index is a customized index comprised of 5 U.S. energy equity securities.

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Active Income Fund

Schedule of Investments

June 30, 2016 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	14,000,000	Pay	1.36%	7/28/2016	$105,000	$1,905
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	10,000,000	Pay	1.55	7/28/2016	104,000	1,482
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	7,700,000	Pay	1.78	7/28/2016	113,575	1,603

Total Interest Rate Swaptions							322,575	4,990

TOTAL SWAPTIONS							$322,575	$4,990

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(952)	September 2016	$(2,136,800)
U.S. 10 Year Treasury Note	(191)	September 2016	(690,941)

TOTAL FUTURES CONTRACTS			$(2,827,741)

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	GBP	4,000,000	USD	5,766,816	September 1, 2016	$5,328,339	$(438,477)
Goldman Sachs	EUR	6,400,000	USD	7,173,268	September 1, 2016	7,119,354	(53,914)
Goldman Sachs	USD	12,254,484	GBP	8,500,000	September 1, 2016	(11,322,720)	931,764
Goldman Sachs	USD	5,682,622	GBP	4,300,000	September 1, 2016	(5,727,964)	(45,342)
Goldman Sachs	USD	15,579,440	EUR	13,900,000	September 1, 2016	(15,462,347)	117,093

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(20,065,338)	$511,124

EUR = Euro

GBP = British Pound

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/16	1 Year	3 Years	5 Years	Since Inception (9/30/10 - 6/30/16)
Driehaus Select Credit Fund (DRSLX)[1]	–10.43%	–3.83%	–1.37%	–0.13%
Citigroup 3-Month T-Bill Index[2]	0.14%	0.07%	0.06%	0.07%
BofA Merrill Lynch U.S. High Yield Index[3]	1.71%	4.18%	5.70%	6.38%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

13

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 20.83%
Entertainment — 4.25%
Vivid Seats Ltd. 7.00%, 3/1/22[2,6]	$6,000,000	$5,940,000
Insurance — 5.25%
Asurion LLC 8.50%, 3/3/21[2,6]	7,600,000	7,349,200
Leisure Time — 5.71%
Equinox Holdings, Inc. 9.75%, 7/31/20[2,6]	7,998,824	7,996,344
Software — 5.62%
Applied Systems, Inc. 7.50%, 1/23/22[2,6]	7,893,846	7,856,863

Total BANK LOANS (Cost $29,177,012)		29,142,407

CORPORATE BONDS — 42.38%
Airlines — 1.68%
Gol LuxCo SA (Luxembourg) 8.88%, 1/24/22[3,7,8]	5,850,000	2,347,020
Banks — 3.23%
Royal Bank of Scotland Group PLC (United Kingdom) 7.64%, 3/29/49[2,3]	4,750,000	4,512,500
Chemicals — 4.65%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19[1,3,8]	6,500,000	6,500,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16[4,5,7]	5,530,000	—

		6,500,000

Computers — 4.07%
Harland Clarke Holdings Corp. 9.75%, 8/1/18[1,8]	5,605,000	5,689,075
Healthcare — Products — 2.08%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3,8]	2,850,000	2,914,125
Healthcare — Services — 5.09%
Kindred Healthcare, Inc. 6.38%, 4/15/22[8]	7,973,000	7,115,902
Media — 2.50%
Neptune Finco Corp. 10.13%, 1/15/23[1,8]	2,100,000	2,352,000
Neptune Finco Corp. 10.88%, 10/15/25[1,8]	1,000,000	1,143,120

		3,495,120

Oil & Gas — 1.80%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21[8]	3,527,500	2,522,163

	Shares, Principal Amount, or Number of Contracts	Value
Restaurants — 4.70%
Ruby Tuesday, Inc. 7.63%, 5/15/20[8]	$6,800,000	$6,579,000
Retail — 8.14%
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21[1,8]	10,050,000	8,190,750
Rite Aid Corp. 6.13%, 4/1/23[1,8]	3,000,000	3,202,500

		11,393,250

Telecommunications — 4.44%
FairPoint Communications, Inc. 8.75%, 8/15/19[1,8]	6,310,000	6,215,350

Total CORPORATE BONDS (Cost $69,823,556)		59,283,505

CONVERTIBLE CORPORATE BONDS — 0.01%
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/17[3,5,7,8]	4,000,000	200
Mining — 0.01%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3,5,7]	2,000,000	10,000

Total CONVERTIBLE CORPORATE BONDS (Cost $5,991,108)		10,200

U.S. GOVERNMENT AND AGENCY SECURITIES — 2.68%
United States Treasury Bond 3.00%, 5/15/45[8]	2,130,000	2,448,252
United States Treasury Note 2.00%, 8/15/25[8]	1,243,000	1,299,469

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,436,033)		3,747,721

COMMON STOCK — 20.29%
Auto Manufacturers — 1.08%
General Motors Co.[8]	53,381	1,510,679
Distribution/Wholesale — 0.59%
Ingram Micro, Inc., Class A8	23,618	821,434
Entertainment — 9.04%
Carmike Cinemas, Inc.*[8]	139,842	4,212,041
Gaming and Leisure Properties, Inc.[8]	179,974	6,205,504
Pinnacle Entertainment, Inc.*[8]	201,055	2,227,689

		12,645,234

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Gas — 0.71%
AGL Resources, Inc.	15,000	$989,550
Healthcare — Services — 1.80%
Humana, Inc.[8]	14,000	2,518,320
Internet — 0.51%
LinkedIn Corp.*	3,793	717,825
Media — 0.66%
Meredith Corp.[8]	17,726	920,157
Retail — 3.15%
Rite Aid Corp.*[8]	343,887	2,575,714
Staples, Inc.[8]	213,000	1,836,060

		4,411,774

Semiconductors — 2.75%
KLA-Tencor Corp.	40,000	2,930,000
Rovi Corp.*[8]	59,177	925,528

		3,855,528

Total COMMON STOCK (Cost $29,367,328)		28,390,501

CONVERTIBLE PREFERRED STOCK — 2.66%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/14[4,5,7]	94,958	—
Pharmaceuticals — 2.66%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18[3,8]	4,500	3,721,500

Total CONVERTIBLE PREFERRED STOCK (Cost $4,453,804)		3,721,500

PURCHASED PUT OPTIONS — 0.51%
S&P 500 Index, Exercise Price: $2,100.00, Expiration Date: September, 2016*	120	716,400

Total PURCHASED PUT OPTIONS (Premiums paid $729,845)		716,400

TOTAL INVESTMENTS (Cost $142,978,686)	89.36%	$125,012,234
Other Assets less Liabilities	10.64%	14,886,630

Net Assets	100.00%	$139,898,864

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (17.64)%
CORPORATE BONDS — (8.58)%
Oil & Gas — (0.59)%
Denbury Resources, Inc. 6.38%, 8/15/21	$(1,179,000)	$(825,300)
Oil & Gas Services — (4.96)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(3,925,000)	(3,670,570)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(3,300,000)	(2,640,056)
Weatherford International Ltd. (Bermuda) 5.13%, 9/15/20[3]	(662,000)	(632,210)

		(6,942,836)

Sovereign — (3.03)%
Turkey Government International Bond (Turkey) 4.88%, 10/9/26[3]	(4,000,000)	(4,235,000)

Total CORPORATE BONDS (Proceeds $11,894,517)		(12,003,136)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.73)%
United States Treasury Bond 3.00%, 11/15/44	(2,100,000)	(2,415,985)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $2,263,483)		(2,415,985)

COMMON STOCK — (7.33)%
Banks — (1.31)%
BOK Financial Corp.	(29,310)	(1,837,737)
Healthcare — Services — (1.02)%
Aetna, Inc.	(11,724)	(1,431,852)
Media — (0.01)%
Rizzoli Corriere Della Sera Mediagroup SpA (Italy)*[3]	(21,340)	(19,052)
Pharmaceuticals — (1.44)%
Teva Pharmaceutical Industries Ltd. ADR	(40,178)	(2,018,141)
Retail — (0.51)%
Office Depot, Inc.*	(215,000)	(711,650)
Semiconductors — (1.20)%
Lam Research Corp.	(20,000)	(1,681,200)
Telecommunications — (1.84)%
FairPoint Communications, Inc.*	(175,000)	(2,569,000)

Total COMMON STOCK (Proceeds $11,846,146)		(10,268,632)

TOTAL INVESTMENT SECURITIES SOLD SHORT Proceeds ($26,004,146)	(17.64)%	$(24,687,753)

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WRITTEN PUT OPTIONS — (0.15)%
S&P 500 Index, Exercise Price: $1,900.00, Expiration Date: September, 2016*	(120)	$(204,000)

Total WRITTEN PUT OPTIONS (Premiums received $257,755)		(204,000)

TOTAL WRITTEN PUT OPTIONS Premiums received ($257,755)	(0.15)%	$(204,000)

*	Non-income producing security.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable rate security. Rates disclosed as June 30, 2016.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

[6]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2016. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[7]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Adviser.

[8]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Bank Loans	20.83%
Corporate Bonds	42.38%
Convertible Corporate Bonds	0.01%
U.S. Government and Agency Securities	2.68%
Common Stock	20.29%
Convertible Preferred Stock	2.66%
Written Put Options	0.51%

Total Investments	89.36%
Other Assets less Liabilities	10.64%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00%	3/20/2020	$207,316	$134,260	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	2,500,000	Pay	1.00	9/20/2020	179,266	29,793	BBB+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(112,154)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(2,500,000)	Receive	1.00	9/20/2020	(23,319)	(27,356)	BBB+
Goldman Sachs	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	205,169	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	2,500,000	Pay	1.00	9/20/2020	172,853	76,849	A-
Goldman Sachs	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(137,308)	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(2,500,000)	Receive	1.00	9/20/2020	(20,594)	(44,244)	A-
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(36,623)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(18,301)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(19,157)	BBB-
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(21,907)	BBB-
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(47,479)	BBB-
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	3,400	1,768	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	350,000	Pay	1.00	12/20/2020	7,114	4,946	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	100,000	Pay	1.00	12/20/2020	2,913	533	BBB+
Goldman Sachs	Nordstrom, Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	4,370	798	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	250,000	Pay	1.00	12/20/2020	7,066	1,548	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	300,000	Pay	1.00	12/20/2020	2,710	7,627	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	3,039	2,129	BBB+
Bank of America	Nordstrom, Inc.
	6.95%, 3/15/28	USD	250,000	Pay	1.00	12/20/2020	5,065	3,549	BBB+
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	500,000	Pay	1.00	12/20/2020	5,637	11,591	BBB+
JP Morgan	Weatherford International Ltd.
	4.50%, 4/15/22	USD	1,500,000	Pay	1.00	12/20/2020	480,000	(135,496)	BB-

Total Credit Default Swaps							1,507,286	(119,465)

Total Swap Contracts							$1,507,286	$(119,465)

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

A	The triggering credit event for each swap is bankruptcy/failure to pay.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

EUR — Euro

USD — United States Dollar

SWAP CONTRACTS

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/ Receive Total Return on Reference Index	Financing RateB	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Catch-Up Energy IndexC	USD	2,238	See Note A	1-Month USD-LIBOR plus 1.40%	8/18/2020	$(40,948)
Goldman Sachs	Goldman Sachs Stable Energy IndexD	USD	3,260	See Note A	1-Month USD-LIBOR plus 1.40%	8/18/2020	(8,293)

TOTAL RETURN SWAPS							$(49,241)

A	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has increased and makes payment if the value has decreased.

B	Financing rate is based upon predetermined notional amounts.

C	The Goldman Sachs Catch-Up Energy Index is a customized index comprised of 5 U.S. equity energy securities.

D	The Goldman Sachs Stable Energy Index is a customized index comprised of 5 U.S. equity energy securities.

USD — United States Dollar

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	1.78%	7/28/2016	$14,750	$208
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	1,600,000	Pay	1.36	7/28/2016	12,000	218
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	1.55	7/28/2016	10,400	148

Total Interest Rate Swaptions							37,150	574

TOTAL SWAPTIONS							$37,150	$574

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2016 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 E-mini	(50)	September 2016	$(50,765)
U.S. 5 Year Treasury Note	(100)	September 2016	(224,454)
U.S. 10 Year Treasury Note	(20)	September 2016	(72,351)

TOTAL FUTURES CONTRACTS			$(347,570)

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	GBP	2,770,000	USD	4,010,090	September 1, 2016	$3,689,875	$(320,215)
Goldman Sachs	GBP	2,675,000	USD	3,929,449	September 1, 2016	3,563,326	(366,123)
Goldman Sachs	USD	764,103	GBP	530,000	September 1, 2016	(706,005)	58,098
Goldman Sachs	USD	6,876,928	GBP	4,770,000	September 1, 2016	(6,354,044)	522,884
Goldman Sachs	USD	214,606	GBP	145,000	September 1, 2016	(193,152)	21,454

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$—	$(83,902)

GBP = British Pound

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/16	1 Year	Since Inception (8/26/13 - 6/30/16)
Driehaus Event Driven Fund (DEVDX)[1]	–5.51%	0.52%
S&P 500 Index[2]	3.99%	10.82%
Citigroup 3-Month T-Bill Index[3]	0.14%	0.07%

[1]	The returns for the periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

20

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 10.67%
Banks — 8.30%
PNC Capital Trust C 1.24%, 6/1/28[2,6]	$4,295,000	$3,779,600
PNC Preferred Funding Trust II 1.88%, 3/29/49[1,2,6]	6,350,000	5,588,000
Royal Bank of Scotland Group PLC (United Kingdom) 7.64%, 3/29/49[2]	8,600,000	8,170,000

		17,537,600

Diversified Financial Services — 2.37%
American Express Co. 6.80%, 9/1/66[2,6]	5,000,000	4,993,750

Total CORPORATE BONDS (Cost $21,968,099)		22,531,350

COMMON STOCK — 81.10%
Beverages — 3.03%
SABMiller PLC (United Kingdom)	110,000	6,399,095
Biotechnology — 3.05%
Blueprint Medicines Corp.*[5,6]	300,100	6,077,025
Sunesis Pharmaceuticals, Inc.*	675,000	369,697

		6,446,722

Commercial Services — 5.99%
Apollo Education Group, Inc.*[6]	1,387,165	12,650,945
Computers — 1.68%
CSRA, Inc.	151,000	3,537,930
Distribution/Wholesale — 4.08%
Ingram Micro, Inc., Class A	248,022	8,626,205
Electric — 6.49%
ITC Holdings Corp.[6]	155,000	7,257,100
Westar Energy, Inc.	115,000	6,450,350

		13,707,450

Entertainment — 21.37%
Carmike Cinemas, Inc.*	390,625	11,765,625
Gaming and Leisure Properties, Inc.[6]	714,287	24,628,616
Pinnacle Entertainment, Inc.*	787,760	8,728,381

		45,122,622

Food — 4.11%
Ingredion, Inc.[6]	67,000	8,670,470
Healthcare — Products — 2.95%
St. Jude Medical, Inc.	80,000	6,240,000

	Shares, Principal Amount, or Number of Contracts	Value
Healthcare — Services — 1.92%
Humana, Inc.	17,500	$3,147,900
Natera, Inc.*	75,000	904,875

		4,052,775

Insurance — 4.77%
Willis Towers Watson PLC (United Kingdom)	81,002	10,069,359
Internet — 4.93%
LinkedIn Corp.*	55,000	10,408,750
Media — 4.17%
Altice NV, Class A (Netherlands)*[6]	387,999	5,804,269
Charter Communications, Inc., Class A*	5	1,143
Starz, Class A*	100,099	2,994,962

		8,800,374

Pharmaceuticals — 1.84%
Flexion Therapeutics, Inc.*[5,6]	259,700	3,886,410
Retail — 3.84%
Rite Aid Corp.*[6]	1,083,120	8,112,569
Semiconductors — 3.71%
Rovi Corp.*	501,341	7,840,973
Software — 3.17%
IMS Health Holdings, Inc.*	264,400	6,705,184

Total COMMON STOCK (Cost $164,139,628)		171,277,833

CONVERTIBLE PREFERRED STOCK — 3.53%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[3,4,5]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[3,4,5]	162,750	—

		—

Pharmaceuticals — 3.53%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18	9,000	7,443,000

Total CONVERTIBLE PREFERRED STOCK (Cost $9,001,878)		7,443,000

Notes to Financial Statements are an integral part of this Schedule.

21

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED CALL OPTIONS — 0.14%
Carmike Cinemas, Inc., Exercise Price: $30.00, Expiration Date: September, 2016*	1,651	$214,630
Halliburton Co., Exercise Price: $60.00, Expiration Date: January, 2017*	2,500	82,500

Total PURCHASED CALL OPTIONS (Premiums paid $876,658)		297,130

PURCHASED PUT OPTIONS — 0.28%
ROVI Corp., Exercise Price: $15.00, Expiration Date: July, 2016*	5,040	252,000
S&P 500 Index, Exercise Price: $2,050.00, Expiration Date: July, 2016*	180	152,100
Wynn Resorts Ltd., Exercise Price: $55.00, Expiration Date: January, 2017*	1,100	181,500

Total PURCHASED PUT OPTIONS (Premiums paid $917,606)		585,600

TOTAL INVESTMENTS (Cost $196,903,869)	95.72%	$202,134,913
Other Assets less Liabilities	4.28%	9,048,566

Net Assets	100.00%	$211,183,479

SECURITIES SOLD SHORT — (11.73)%
COMMON STOCK — (11.73)%
Banks — (2.48)%
BOK Financial Corp.	(83,556)	$(5,238,961)
Electric — (1.71)%
Fortis, Inc. (Canada)	(106,660)	(3,605,141)
Healthcare — Products — (1.29)%
Abbott Laboratories	(69,664)	(2,738,492)
Healthcare — Services — (0.85)%
Aetna, Inc.	(14,657)	(1,790,059)

	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — (5.40)%
Quintiles Transnational Holdings, Inc.*	(101,530)	$(6,631,940)
Teva Pharmaceutical Industries Ltd. ADR (Israel)	(95,000)	(4,771,850)

		(11,403,790)

Total COMMON STOCK (Proceeds $23,843,837)		(24,776,443)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $23,843,837)	(11.73)%	$(24,776,443)

*	Non-income producing security.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable rate security. Rates disclosed as of June 30, 2016.

[3]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[4]	Security is in default.

[5]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Adviser.

[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Corporate Bonds	10.67%
Common Stock	81.10%
Convertible Preferred Stock	3.53%
Purchased Call Options	0.14%
Purchased Put Options	0.28%

Total Investments	95.72%
Other Assets less Liabilities	4.28%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

22

Driehaus Event Driven Fund

Summary of Investments

June 30, 2016 (unaudited)

SWAP CONTRACTS

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/ Receive Total Return on Reference Index	Financing RateB	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Custom Biotech Index[c]	USD	(66,191)	See Note A	1-Month USD-LIBOR minus 1.55%	8/18/2020	$436,927

TOTAL RETURN SWAPS							$436,927

A	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has decreased and makes payment if the value has increased.

B	Financing rate is based upon predetermined notional amounts.

C	The Goldman Sachs Custom Biotech Index is a customized index comprised of 26 U.S. biotech equity securities.

USD — United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	USD	5,500,000	EURO	6,241,697	September 1, 2016	$(6,118,195)	$123,502
Goldman Sachs	USD	4,700,000	GBP	6,950,877	September 1, 2016	(6,260,798)	690,079

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(12,378,993)	$813,581

Notes to Financial Statements are an integral part of this Schedule.

23

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
ASSETS:
Investment securities, at fair value (cost $2,330,752,897, $142,248,841 and $195,109,605, respectively)	$2,256,274,136	$124,295,834	$201,252,183
Purchased options contracts, at fair value (premiums paid $10,532,450, $729,845 and $1,794,264, respectively)	10,399,850	716,400	882,730
Purchased swaptions contracts, at fair value (premiums paid $322,575, $37,150 and $0, respectively)	4,990	574	—
Foreign currency, at fair value (cost $1,217,226, $0 and $0, respectively)	1,194,016	—	—
Unrealized appreciation on forward foreign currency contracts	1,048,857	602,436	813,581
Unrealized appreciation on open swap contracts	7,288,210	480,560	436,927
Premiums paid on open swap contracts	25,853,544	1,551,199	—
Unsettled gain on swap transactions	—	—	7,207
Cash	64,613,363	15,932,916	9,557,721
Collateral held at custodian for the benefit of brokers	307,373,465	25,421,410	27,962,204
Receivable for investment securities sold	112,407,363	6,739,273	1,052,224
Receivable for fund shares sold	751,417	60,745	449,961
Receivable for interest and dividends	20,049,844	1,821,874	429,740
Prepaid expenses	50,978	17,914	25,323

TOTAL ASSETS	2,807,310,033	177,641,135	242,869,801

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $258,097,282, $26,004,146 and $23,843,837, respectively)	260,196,737	24,687,753	24,776,443
Written options outstanding, at fair value (premiums received $3,662,271, $257,755 and $0, respectively)	2,898,500	204,000	—
Unrealized depreciation on open swap contracts	18,763,542	649,266	—
Unrealized depreciation on forward foreign currency contracts	537,733	686,338	—
Premiums received on open swap contracts	11,114,351	43,913	—
Payable for investment securities purchased	70,256,190	10,667,383	6,178,779
Payable for fund shares redeemed	8,359,564	307,133	428,026
Payable to affiliate	1,138,183	100,291	178,529
Payable for interest and dividends on securities sold short	1,701,350	126,463	—
Payable for variation margin	59,457	64,750	—
Accrued shareholder services plan fees	416,216	28,407	37,157
Accrued administration and accounting fees	76,087	7,434	12,229
Accrued expenses	298,123	169,140	75,159

TOTAL LIABILITIES	375,816,033	37,742,271	31,686,322

NET ASSETS	$2,431,494,000	$139,898,864	$211,183,479

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	247,646,527	18,053,318	21,602,100

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.82	$7.75	$9.78

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2016:
Paid-in-capital	$2,894,194,544	$322,077,967	$239,453,963
Undistributed net investment income (loss)	20,523,916	1,261,469	1,404,609
Undistributed net realized gain (loss) on investments, options, swaptions, securities sold short, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	(393,124,721)	(166,207,514)	(35,224,039)
Net unrealized appreciation (depreciation) on:
Investments	(74,478,761)	(17,953,007)	6,142,578
Purchased options contracts	(132,600)	(13,445)	(911,534)
Purchased swaptions contracts	(317,585)	(36,576)	—
Securities sold short	(2,099,455)	1,316,393	(932,606)
Written options contracts	763,771	53,755	—
Futures contracts	(2,827,741)	(347,570)	—
Swap contracts	(11,475,332)	(168,706)	436,927
Forward foreign currency contracts	511,124	(83,902)	813,581
Foreign currency	(23,210)	—	—
Foreign currency translations	(19,950)	—	—

NET ASSETS	$2,431,494,000	$139,898,864	$211,183,479

Notes to Financial Statements are an integral part of these Statements.

24

Statements of Operations

For the six months ended June 30, 2016 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
INVESTMENT INCOME (LOSS):
Interest income (net of $0, $0 and $0 of non-reclaimable foreign taxes withheld, respectively)	$45,659,827	$5,160,525	$354,764
Dividend income (net of $161,252, $24,678 and $53,471 of non-reclaimable foreign taxes withheld, respectively)	23,696,848	2,040,783	3,140,558

Total investment income	69,356,675	7,201,308	3,495,322

Expenses:
Investment advisory fees	7,338,188	826,771	1,084,467
Shareholder services plan fees	2,046,982	154,525	217,990
Administration and fund accounting fees	482,734	72,342	75,913
Transfer agent fees and expenses	282,966	77,847	39,356
Reports to shareholders	114,342	39,240	34,944
Trustees’ fees	89,477	27,451	22,057
Legal fees	58,394	25,783	17,798
Custody fees	45,913	9,720	4,878
Federal and state registration fees	38,842	16,881	17,679
Audit and tax fees	32,175	32,224	32,685
Chief compliance officer fees	8,250	8,250	8,250
Interest on short positions	4,593,838	440,339	45,819
Interest expense	1,784,211	116,685	312,553
Dividends on short positions	1,042,925	104,879	189,240
Miscellaneous	120,126	49,718	22,430

Total expenses	18,079,363	2,002,655	2,126,059
Fees paid indirectly	(17,000)	(60)	(28,400)

Net expenses	18,062,363	2,002,595	2,097,659

Net investment income (loss)	51,294,312	5,198,713	1,397,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(72,339,655)	(42,909,245)	(3,592,479)
Purchased options contracts	(43,154,491)	(7,282,494)	(7,026,837)
Purchased swaptions contracts	(3,307,045)	(289,075)	—
Securities sold short	470,081	3,145,169	(3,005,630)
Written options contracts	34,367,333	4,628,144	109,463
Futures contracts	(6,876,048)	(755,571)	—
Swap contracts	(3,693,813)	(471,786)	2,531,943
Forward foreign currency contracts	1,287,848	284,905	—
Foreign currency	(335,408)	(90,311)	(106,285)

Total net realized gain (loss) on investments	(93,581,198)	(43,740,264)	(11,089,825)

Change in net unrealized appreciation (depreciation) on:
Investments	106,473,747	33,912,624	3,728,762
Purchased options contracts	13,001,446	4,016,168	3,844,020
Purchased swaptions contracts	(891,673)	(109,506)	—
Securities sold short	(36,950,384)	(4,961,877)	(1,337,107)
Written options contracts	(10,602,675)	(1,620,930)	28,975
Futures contracts	(4,224,985)	(499,257)	—
Swap contracts	(3,036,343)	(203,061)	477,463
Forward foreign currency contracts	(44,559)	(227,208)	799,165
Foreign currency	(22,814)	328	—
Foreign currency translations	8,832	4,237	(1,548)

Total change in net unrealized appreciation (depreciation) on investments	63,710,592	30,311,518	7,539,730

Net realized and unrealized gain (loss) on investments	(29,870,606)	(13,428,746)	(3,550,095)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,423,706	$(8,230,033)	$(2,152,432)

Notes to Financial Statements are an integral part of these Statements.

25

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Criedit Fund
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Operations:
Net investment income (loss)	$51,294,312	$129,591,225	$5,198,713	$29,700,447
Net realized gain (loss) on investments	(93,581,198)	(49,928,535)	(43,740,264)	(76,774,706)
Net change in unrealized appreciation (depreciation) on investments	63,710,592	(104,632,015)	30,311,518	16,286,670

Net increase (decrease) in net assets resulting from operations	21,423,706	(24,969,325)	(8,230,033)	(30,787,589)

Distributions:
Net investment income	(58,453,132)	(121,665,387)	(5,192,166)	(28,789,661)
Net capital gains	—	—	—	—

Total distributions	(58,453,132)	(121,665,387)	(5,192,166)	(28,789,661)

Capital share transactions:
Proceeds from shares sold	378,333,239	969,148,795	19,933,310	211,986,482
Reinvested distributions	32,561,538	62,836,403	3,646,392	19,994,716
Cost of shares redeemed	(818,364,261)	(1,992,144,093)	(171,182,505)	(671,187,778)

Net increase (decrease) from capital transactions	(407,469,484)	(960,158,895)	(147,602,803)	(439,206,580)

Total increase (decrease) in net assets	(444,498,910)	(1,106,793,607)	(161,025,002)	(498,783,830)

NET ASSETS:
Beginning of period	$2,875,992,910	$3,982,786,517	$300,923,866	$799,707,696

End of period	$2,431,494,000	$2,875,992,910	$139,898,864	$300,923,866

Undistributed net investment income (loss)	$20,523,916	$27,682,736	$1,261,469	$1,254,922

Capital share transactions in shares:
Shares sold	38,546,919	94,017,920	2,554,623	23,649,209
Reinvested distributions	3,309,019	6,120,243	468,836	2,231,124
Shares redeemed	(83,202,117)	(193,457,904)	(22,023,644)	(76,243,162)

Net increase (decrease)	(41,346,179)	(93,319,741)	(19,000,185)	(50,362,829)

Notes to Financial Statements are an integral part of these Statements.

26

Statements of Changes in Net Assets

Driehaus Event Driven Fund
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

$1,397,663	$1,016,295
(11,089,825)	(17,815,529)
7,539,730	11,626,814

(2,152,432)	(5,172,420)

—	(1,333,974)
—	—

—	(1,333,974)

39,925,532	158,435,485
—	1,116,574
(59,045,494)	(86,889,627)

(19,119,962)	72,662,432

(21,272,394)	66,156,038

$232,455,873	$166,299,835

$211,183,479	$232,455,873

$1,404,609	$6,946

4,260,582	15,452,822
—	107,673
(6,251,406)	(8,576,682)

(1,990,824)	6,983,813

Notes to Financial Statements are an integral part of these Statements.

27

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
Net asset value, beginning of period	$9.95	$10.42	$10.77	$10.67	$10.01	$11.05

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.19	0.38	0.27	0.30	0.44	0.48
Net realized and unrealized gain (loss) on investments	(0.10)	(0.49)	(0.36)	0.02	0.49	(1.09)

Total from investment operations	0.09	(0.11)	(0.09)	0.32	0.93	(0.61)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.22)	(0.36)	(0.26)	(0.22)	(0.27)	(0.43)
Net realized gain	—	—	—	—	—	— †

Total distributions	(0.22)	(0.36)	(0.26)	(0.22)	(0.27)	(0.43)

Net asset value, end of period	$9.82	$9.95	$10.42	$10.77	$10.67	$10.01

Total Return	0.95%[4]	(1.07)%	(0.87)%	2.99%	9.34%	(5.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,431,494	$2,875,993	$3,982,787	$4,607,803	$2,867,021	$2,429,734
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.36%[3]	1.05%	1.05%	1.14%	1.31%	1.01%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.35%[2,3]	1.05%	1.05%	1.14%	1.31%	1.01%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.80%[3]	0.78%	0.77%	0.79%	0.91%	0.88%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.80%[2,3]	0.78%	0.77%	0.79%	0.91%	0.88%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.85%[3]	3.69%	2.51%	2.80%	4.22%	4.44%
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	4.40%[3]	3.96%	2.79%	3.15%	4.63%	4.58%
Portfolio turnover rate	68%[4]	76%	43%	48%	42%	55%

†	Represents less than $0.01 per share.

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not Annualized.

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2016 through June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
Net asset value, beginning of period	$8.12	$9.15	$10.17	$9.87	$9.57	$10.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.20	0.42	0.32	0.32	0.58	0.57
Net realized and unrealized gain (loss) on investments	(0.80)	(1.04)	(0.98)	0.33	0.21	(0.84)

Total from investment operations	(0.60)	(0.62)	(0.66)	0.65	0.79	(0.27)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.23	(0.41)	(0.32)	(0.31)	(0.49)	(0.42)
Net realized gain	—	—	(0.04)	(0.04)	—	—

Total distributions	0.23	(0.41)	(0.36)	(0.35)	(0.49)	(0.42)

Net asset value, end of period	$7.75	$8.12	$9.15	$10.17	$9.87	$9.57

Total Return	(1.67)%[4]	(7.13)%	(6.56)%	6.62%	8.37%	(2.64)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$139,899	$300,924	$799,708	$1,023,435	$325,123	$184,111
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.94%[3]	1.40%	1.32%	1.81%	1.69%	1.81%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.94%[2,3]	1.40%	1.32%	1.81%	1.69%	1.87%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.30%[3]	1.16%	1.12%	1.13%	1.23%	1.37%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.30%[2,3]	1.16%	1.12%	1.13%	1.23%	1.43%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	5.03%[3]	4.68%	3.24%	3.17%	5.82%	5.75%
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	5.67%[3]	4.92%	3.43%	3.85%	6.28%	6.20%
Portfolio turnover rate	58%[4]	77%	79%	54%	78%	64%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not annualized.

Notes to Financial Statements are an integral part of this Schedule.

29

Driehaus Event Driven Fund

Financial Highlights

	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the year ended December 31, 2014		For the period August 26, 2013* through December 31, 2013
Net asset value, beginning of period	$9.85	$10.01	$10.74		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06	0.05	(0.02)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.13)	(0.15)	(0.67)		1.09

Total from investment operations	(0.07)	(0.10)	(0.69)		1.03

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.06)	—		—
Net realized gain	—	—	(0.04)		(0.29)

Net asset value, end of period	$9.78	$9.85	$10.01		$10.74

Total Return	(0.71)%[3]	(1.08)%	(6.35)%		10.35%[3]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$211,183	$232,456	$166,300		$42,033
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.96%[4]	1.86%	1.80%		3.03%[4]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.93%[2,4]	1.86%	1.80%		3.00%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.46%[4]	1.43%	1.35%		2.03%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.43%[2,4]	1.43%	1.35%		2.00%[4]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.29%[4]	0.45%	(0.17	) %	(1.75)%[4]
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.79%[4]	0.89%	0.28%		(0.75)%[4]
Portfolio turnover rate	131%[3]	400%	315%		104%[3]

*	Fund commenced operations on August 26, 2013.

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Not annualized.

[4]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

30

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014, and was opened to new investors as of June 7, 2016. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of

31

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the FASB amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2016, there were no transfers between levels for the Active Income Fund, Select Credit Fund and Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$232,099	$—	$232,099
Bank Loans	—	555,570,990	—	555,570,990
Common Stocks
Auto Manufacturers	16,567,075	—	—	16,567,075
Beverages	5,817,359	—	—	5,817,359
Commercial Services	46,380,116	—	—	46,380,116
Distribution/Wholesale	60,900,754	—	—	60,900,754
Electric	36,226,343	—	—	36,226,343
Entertainment	245,679,453	—	—	245,679,453
Gas	23,865,957	—	—	23,865,957
Healthcare — Services	31,593,417	—	—	31,593,417
Insurance	47,868,300	—	—	47,868,300
Internet	10,048,797	—	—	10,048,797
Media	82	—	—	82
Restaurants	6,606,917	—	—	6,606,917
Retail	67,905,862	—	—	67,905,862
Semiconductors	38,408,821	—	—	38,408,821
Convertible Corporate Bonds	—	80,709,941	—	80,709,941

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Auto Manufacturers	$10,623,600	$—	$0	$10,623,600
Environmental Control	31,192,500	—	—	31,192,500
Investment Companies	18,913,475	—	—	18,913,475
Pharmaceuticals	24,810,000	—	—	24,810,000
Corporate Bonds	—	817,758,874	0	817,758,874
Preferred Stocks
Banks	35,455,643	—	—	35,455,643
Telecommunications	—	35,770,616	—	35,770,616
Purchased Put Options	10,399,850	—	—	10,399,850
U.S. Government and Agency Securities	—	7,367,145	—	7,367,145

Total	$769,264,321	$1,497,409,665	$0	$2,266,673,986

Liabilities
Common Stocks Sold Short
Auto Manufacturers	$(7,650,000)	$—	$—	$(7,650,000)
Building Materials	(3,874,760)	—	—	(3,874,760)
Environmental Control	(23,531,120)	—	—	(23,531,120)
Healthcare — Services	(9,990,894)	—	—	(9,990,894)
Internet	(15,349,290)	—	—	(15,349,290)
Media	(71,224)	—	—	(71,224)
Pharmaceuticals	(13,496,701)	—	—	(13,496,701)
Retail	(1,623,740)	—	—	(1,623,740)
Semiconductors	(15,837,120)	—	—	(15,837,120)
Software	(2,953,937)	—	—	(2,953,937)
Telecommunications	(7,250,625)	—	—	(7,250,625)
Corporate Bonds Sold Short	—	(127,170,670)	—	(127,170,670)
U.S. Government and Agency Securities Sold Short	—	(31,396,656)	—	(31,396,656)
Written Put Options	(2,898,500)	—	—	(2,898,500)

Total	$(104,527,911)	$(158,567,326)	$—	$(263,095,237)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$33,141,754	$—	$33,141,754
Credit Default Swaps — Liabilities	—	(29,058,840)	—	(29,058,840)
Forward Foreign Currency Contracts — Assets	—	1,048,857	—	1,048,857
Forward Foreign Currency Contracts — Liabilities	—	(537,733)	—	(537,733)
Futures Contracts	(2,827,741)	—	—	(2,827,741)
Interest Rate Swaptions	—	4,990	—	4,990
Total Return Swap — Liabilities	—	(819,053)	—	(819,053)

Total Other Financial Instruments	$(2,827,741)	$3,779,975	$—	$952,234

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2016	$0

As of June 30, 2016, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

As of June 30, 2016, the Active Income Fund held Level 3 investments in Momentive Performance Materials, Inc. corporate bonds, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Momentive filed for Chapter 11 bankruptcy and emerged in 2014. As a part of the ongoing restructuring of the company, the bankruptcy court assigned a zero recovery to these holdings, therefore the corporate bond was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$29,142,407	$—	$29,142,407
Common Stocks
Auto Manufacturers	1,510,679	—	—	1,510,679
Distribution/Wholesale	821,434	—	—	821,434
Entertainment	12,645,234	—	—	12,645,234
Gas	989,550	—	—	989,550
Healthcare — Services	2,518,320	—	—	2,518,320
Internet	717,825	—	—	717,825
Media	920,157	—	—	920,157
Retail	4,411,774	—	—	4,411,774
Semiconductors	3,855,528	—	—	3,855,528
Convertible Corporate Bonds	—	10,200	—	10,200
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Pharmaceuticals	—	3,721,500	—	3,721,500
Corporate Bonds	—	59,283,505	0	59,283,505
Purchased Put Options	716,400	—	—	716,400
U.S. Government and Agency Securities	—	3,747,721	—	3,747,721

Total	$29,106,901	$95,905,333	$0	$125,012,234

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short
Banks	$(1,837,737)	$—	$—	$(1,837,737)
Healthcare — Services	(1,431,852)	—	—	(1,431,852)
Media	(19,052)	—	—	(19,052)
Pharmaceuticals	(2,018,141)	—	—	(2,018,141)
Retail	(711,650)	—	—	(711,650)
Semiconductors	(1,681,200)	—	—	(1,681,200)
Telecommunications	(2,569,000)	—	—	(2,569,000)
Corporate Bonds Sold Short	—	(12,003,136)	—	(12,003,136)
U.S. Government and Agency Securities Sold Short	—	(2,415,985)	—	(2,415,985)
Written Put Options	(204,000)	—	—	(204,000)

Total	$(10,472,632)	$(14,419,121)	$—	$(24,891,753)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$2,031,759	$—	$2,031,759
Credit Default Swaps — Liabilities	—	(643,938)	—	(643,938)
Forward Foreign Currency Contracts — Asset	—	602,436	—	602,436
Forward Foreign Currency Contracts — Liability	—	(686,338)	—	(686,338)
Futures Contracts	(347,570)	—	—	(347,570)
Interest Rate Swaptions	—	574	—	574
Total Return Swap — Liabilities	—	(49,241)	—	(49,241)

Total Other Financial Instruments	$(347,570)	$1,255,252	$—	$907,682

*	Other financial instruments are swap, forward foreign currency, futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2016	$0

As of June 30, 2016, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Momentive Performance Materials, Inc. corporate bonds, which were valued in the same manner as described above for the Active Income Fund.

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$6,399,095	$—	$—	$6,399,095
Biotechnology	6,446,722	—	—	6,446,722
Commercial Services	12,650,945	—	—	12,650,945
Computers	3,537,930	—	—	3,537,930
Distribution/Wholesale	8,626,205	—	—	8,626,205
Electric	13,707,450	—	—	13,707,450
Entertainment	45,122,622	—	—	45,122,622
Food	8,670,470	—	—	8,670,470
Healthcare — Products	6,240,000	—	—	6,240,000
Healthcare — Services	4,052,775	—	—	4,052,775
Insurance	10,069,359	—	—	10,069,359
Internet	10,408,750	—	—	10,408,750
Media	8,800,374	—	—	8,800,374
Pharmaceuticals	3,886,410	—	—	3,886,410
Retail	8,112,569	—	—	8,112,569
Semiconductors	7,840,973	—	—	7,840,973
Software	6,705,184	—	—	6,705,184
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Pharmaceuticals	7,443,000	—	—	7,443,000
Corporate Bonds	—	22,531,350	—	22,531,350
Purchased Call Options	297,130	—	—	297,130
Purchased Put Options	585,600	—	—	585,600

Total	$179,603,563	$22,531,350	$—	$202,134,913

Liabilities
Common Stocks Sold Short
Banks	$(5,238,961)	$—	$—	$(5,238,961)
Electric	(3,605,141)	—	—	(3,605,141)
Healthcare — Products	(2,738,492)	—	—	(2,738,492)
Healthcare — Services	(1,790,059)	—	—	(1,790,059)
Pharmaceuticals	(11,403,790)	—	—	(11,403,790)

Total	$(24,776,443)	$—	$—	$(24,776,443)

Other Financial Instruments*
Total Return Swap — Asset	$—	$436,927	$—	$436,927
Forward Foreign Currency Contracts — Assets	—	813,581	—	813,581

Total Other Financial Instruments	$—	$1,250,580	$—	$1,250,580

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2016	$0

As of June 30, 2016, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2016. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Taxable years ending 2015, 2014, 2013 and 2012 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss.

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

At June 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$2,355,300,423	$143,168,369	$198,165,163

Gross unrealized appreciation	$47,304,675	$2,069,920	$11,494,126
Gross unrealized depreciation	(135,931,112)	(20,226,055)	(7,524,376)

Net unrealized appreciation (depreciation) on investments	$(88,626,437)	$(18,156,135)	$3,969,750

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund
Distributions paid from:	January 1, 2015 to December 31, 2015	January 1, 2014 to December 31, 2014
Ordinary income	$121,665,387	$110,661,412

Total distributions paid	$121,665,387	$110,661,412

Select Credit Fund
Distributions paid from:	January 1, 2015 to December 31, 2015	January 1, 2014 to December 31, 2014
Ordinary income	$28,789,661	$40,566,938

Total distributions paid	$28,789,661	$40,566,938

Event Driven Fund
Distributions paid from:	January 1, 2015 to December 31, 2015	January 1, 2014 to December 31, 2014
Ordinary income	$1,333,974	$638,265
Long-term capital gains	—	22,837

Total distributions paid	$1,333,974	$661,102

As of December 31, 2015, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Undistributed ordinary income	$19,799,430	$1,432,583	$—
Undistributed long-term capital gains	—	—	—

Accumulated earnings	19,799,430	1,432,583	—
Accumulated capital and other losses	(280,929,758)	(121,849,327)	(23,104,014)
Unrealized appreciation (depreciation)	(212,139,383)	(56,533,046)	(3,391,112)

Total accumulated earnings (deficit)	$(473,269,711)	$(176,949,790)	$(26,495,126)

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2015, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$225,485,388	$55,444,370
Select Credit Fund	69,201,895	52,647,432
Event Driven Fund	15,832,149	7,252,691

Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ following taxable year. As of December 31, 2015, the Funds had the following qualified late-year ordinary losses:

Late-Year Ordinary Losses
Active Income Fund	$—
Select Credit Fund	—
Event Driven Fund	232,488

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Select Credit Fund and Event Driven Fund held portfolio hedges as of June 30, 2016 as disclosed in the Schedule of Investments.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2016 the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2016, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Each Fund uses derivative instruments such as swaps, futures, options, swaptions and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2016 through June 30, 2016, the Active Income Fund and Select Credit Fund primarily utilized: 1) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 2) total return swaps to gain exposure to certain sectors and manage volatility; 3) futures to hedge their interest rate risk and manage volatility; 4) options to hedge downside risk and manage market volatility; and 5) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2016 through June 30, 2016, the Event Driven Fund primarily utilized: 1) total return swaps to manage exposure to certain sectors; 2) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 3) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2016 for the Active Income Fund, Select Credit Fund and Event Driven Fund was 80,000,000 Euros, 15,000,000 Euros and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2016, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contract against default. As of June 30, 2016, the Active Income Fund and Select Credit Fund had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund had no outstanding futures contracts at June 30, 2016.

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Options Contracts

The Funds may use options contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2016 through June 30, 2016, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2015	69,125	$12,518,350
Options written	38,015	30,970,113
Options closed	(11,510)	(15,718,855)
Options expired	(86,757)	(23,819,120)
Options exercised	(7,168)	(288,217)

Options outstanding at June 30, 2016	1,705	$3,662,271

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2016 through June 30, 2016, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2015	12,400	$1,866,185
Options written	3,322	3,726,648
Options closed	(1,140)	(2,016,073)
Options expired	(13,666)	(3,286,999)
Options exercised	(796)	(32,006)

Options outstanding at June 30, 2016	120	$257,755

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Event Driven Fund during the period January 1, 2016 through June 30, 2016, were as follows:

Event Driven Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2015	1,700	$217,525
Options written	1,115	1,640,619
Options closed	(2,815)	(1,858,144)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2016	—	$—

The Funds also purchased put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2016, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2016, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments. The Event Driven Fund had no outstanding swaptions at June 30, 2016.

Forward Foreign Currency Contracts

The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2016, the Funds had forward foreign currency contracts as listed in the Schedule of Investments.

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$7,288,210
Currency contracts	Unrealized appreciation on forward foreign currency contracts	1,048,857
Equity contracts	Purchased options, at fair value	10,399,850
Interest rate contracts	Purchased swaptions, at fair value	4,990

Total		$18,741,907

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$17,944,489
Currency contracts	Unrealized depreciation on forward foreign currency contracts	537,733
Equity contracts	Unrealized depreciation on open swap contracts	819,053
Equity contracts	Written options, at fair value	2,898,500
Interest rate contracts	N/A*	2,827,741

Total		$25,027,516

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$480,560
Equity contracts	Purchased options, at fair value	716,400
Currency contracts	Unrealized appreciation on forward foreign currency contracts	602,436
Interest rate contracts	Purchased swaptions, at fair value	574

Total		$1,799,970

44

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$600,025
Currency contracts	Unrealized depreciation on forward foreign currency contracts	686,338
Equity contracts	Unrealized depreciation on open swap contracts	49,241
Equity contracts	Written options, at fair value	204,000
Interest rate contracts	N/A*	347,570

Total		$1,887,174

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized appreciation on open swap contracts	$436,927
Currency contracts	Unrealized appreciation on forward foreign currency contracts	813,581
Equity contracts	Purchased options, at fair value	882,730

Total		$2,133,238

The following table sets forth the Active Income Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(43,154,491)	$—	$(43,154,491)
Purchased swaptions contracts	—	—	—	(3,307,045)	(3,307,045)
Written options contracts	—	—	34,367,333	—	34,367,333
Forward foreign currency contracts	—	1,287,848	—	—	1,287,848
Futures contracts	—	—	—	(6,876,048)	(6,876,048)
Swap contracts	(4,323,813)	—	630,000	—	(3,693,813)

Total	$(4,323,813)	$1,287,848	$(8,157,158)	$(10,183,093)	$(21,376,216)

The following table sets forth the Select Credit Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(7,282,494)	$—	$(7,282,494)
Purchased swaption contracts	—	—	—	(289,075)	(289,075)
Written options contracts	—	—	4,628,144	—	4,628,144
Forward foreign currency contracts	—	284,905	—	—	284,905
Futures contracts	—	—	—	(755,571)	(755,571)
Swap contracts	(541,786)	—	70,000	—	(471,786)

Total	$(541,786)	$284,905	$(2,584,350)	$(1,044,646)	$(3,885,877)

45

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Purchased options contracts	$(7,026,837)	$(7,026,837)
Written options contracts	109,463	109,463
Swap contracts	2,531,943	2,531,943

Total	$(4,385,431)	$(4,385,431)

The following table sets forth the Active Income Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$13,001,446	$—	$—	$13,001,446
Purchased swaption contracts	—	—	—	(891,673)	(891,673)
Written options contracts	—	(10,602,675)	—	—	(10,602,675)
Futures contracts	—	—	—	(4,224,985)	(4,224,985)
Swap contracts	(2,217,290)	(819,053)	—	—	(3,036,343)
Forward foreign currency contracts	—	—	(44,559)	—	(44,559)

Total	$(2,217,290)	$1,579,718	$(44,559)	$(5,116,658)	$(5,798,789)

The gross notional amount and/or the number of contracts for the Active Income Fund as of June 30, 2016 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2016 through June 30, 2016 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	16,069
Options Contracts — Written	number of contracts	(28,209)
Futures Contracts — Short	number of contracts	(2,547)
Swap Contracts	gross notional amount	$309,394,967
Swaptions Contracts — Purchased	gross notional amount	$180,139,930
Forward Contracts — Long	fair value	$27,071,827
Forward Contracts — Short	fair value	$(78,322,145)

The following table sets forth the Select Credit Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Currency contracts	Total
Purchased options contracts	$—	$4,016,168	$—	$—	$4,016,168
Purchased swaptions contracts	—	—	(109,506)	—	(109,506)
Written options contracts	—	(1,620,930)	—	—	(1,620,930)
Forward foreign currency contracts	—	—	—	(227,208)	(227,208)
Futures contracts	—	—	(499,257)	—	(499,257)
Swap contracts	(153,820)	(49,241)	—	—	(203,061)

Total	$(153,820)	$2,345,997	$(608,763)	$(227,208)	$1,356,206

46

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount and/or the number of contracts for the Select Credit Fund as of June 30, 2016 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2016 through June 30, 2016 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Options Contracts — Purchased	number of contracts	10,188
Options Contracts — Written	number of contracts	(4,738)
Futures Contracts — Short	number of contracts	(600)
Swap Contracts	gross notional amount	$37,813,200
Swaptions Contracts — Purchased	gross notional amount	$36,020,070
Forward Contracts — Long	fair value	$6,679,416
Forward Contracts — Short	fair value	$(21,378,705)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2016 through June 30, 2016:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Currency contracts	Total
Purchased options contracts	$3,844,020	$—	$3,844,020
Written options contracts	28,975	—	28,975
Swap contracts	477,463	—	477,463
Forward foreign currency contracts	—	799,165	799,165

Total	$4,350,458	$799,165	$5,149,623

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2016 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2016 through June 30, 2016 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Options Contracts — Purchased	number of contracts	29,681
Options Contracts — Written	number of contracts	(340)
Futures Contracts — Short	number of contracts	(48)
Swap Contracts	gross notional amount	$(93,749)
Forward Contracts — Short	fair value	$(4,543,752)

Disclosures about Offsetting Assets and Liabilities

The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investment securities at fair value or Collateral held at custodian for the benefit of brokers.

The Funds’ derivative contracts held at June 30, 2016, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures

47

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

The following table presents the Active Income Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$7,288,210	$(7,153,160)	$—	$135,050

The following table presents the Active Income Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$18,763,542	$(7,153,160)	$(11,610,382)	$—
Unrealized depreciation on forward foreign currency contracts	537,733	—	(537,733)	—
Written options, at fair value	2,898,500	—	(2,898,500)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Select Credit Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Select Credit Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$480,560	$(328,670)	$—	$151,890

The following table presents the Select Credit Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Select Credit Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$649,266	$(328,670)	$(320,596)	$—
Written options, at fair value	204,000	—	(204,000)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

48

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2016:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[1]
Unrealized appreciation on open swap contracts	$436,927	$—	$(436,927)	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 0.80% and 1.00% of average daily net assets, respectively, for the Active Income Fund, Select Credit Fund and Event Driven Fund.

DCM has entered into a written agreement to cap the Event Driven Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 2.00% of average daily net assets until at least August 25, 2016. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Event Driven Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the year ended December 31, 2015, the Event Driven Fund did not have any fees waived by DCM and as of June 30, 2016, there are no amounts subject to recapture.

The Active Income Fund accrued $7,338,188 for investment advisory fees during the period January 1, 2016 through June 30, 2016, of which $1,134,126 was payable to DCM at June 30, 2016. The Select Credit Fund accrued $826,771 for investment advisory fees during the period January 1, 2016 through June 30, 2016, and $96,234 was payable to DCM at June 30, 2016. The Event Driven Fund accrued $1,084,467 for investment advisory fees during the period January 1, 2016 through June 30, 2016, and $174,452 was payable to DCM at June 30, 2016.

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2016, these arrangements reduced the expenses of Driehaus Active Income Fund, Driehaus Select Credit Fund, and Driehaus Event Driven Fund by $17,000 (0.1%), $60 (0.0%), and $28,400 (1.3%), respectively.

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Driehaus Mutual Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2016.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain
Active Income Fund:
Carmike Cinemas, Inc.	$—	$51,742,250	$—	$516,281	$52,258,531	$—	$—
Pinnacle Entertainment, Inc.	—	52,054,690	—	751,792	52,806,482	—	—

49

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Active Income Fund:
Carmike Cinemas, Inc.	—	1,735,011	—	1,735,011
Pinnacle Entertainment, Inc.	—	4,765,928	—	4,765,928

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with each of the Funds. Under these agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts accrued and payable to DS LLC during the period January 1, 2016 through June 30, 2016 are as follows:

Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Active Income Fund	$2,046,982	$416,216
Select Credit Fund	154,525	28,407
Event Driven Fund	217,990	37,157

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2016 through June 30, 2016. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, short-term securities and U.S. government obligations) for the Active Income Fund, Select Credit Fund and Event Driven Fund for the period January 1, 2016 through June 30, 2016, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund
Purchases	$1,621,991,730	Purchases	$106,343,399	Purchases	$263,352,776
Sales	$2,080,278,063	Sales	$212,076,584	Sales	$263,572,256

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund, Select Credit Fund and Event Driven Fund for the period January 1, 2016 through June 30, 2016, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund
Purchases	$—	Purchases	$—	Purchases	$—
Sales	$12,543,123	Sales	$—	Sales	$—

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2016, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  LINE OF CREDIT

Active Income Fund, Select Credit Fund and Event Driven Fund have, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available

50

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2016, the Funds had no outstanding borrowings under the line of credit.

51

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2016.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000.00	$1,009.50	$6.75
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.15	$6.77

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000.00	$983.30	$9.57
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,015.22	$9.72

52

Fund Expense Examples — (Continued)

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ended June 30, 2016*
Actual	$1,000.00	$992.90	$9.56
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,015.27	$9.67

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period.

Driehaus Active Income Fund	1.35%
Driehaus Select Credit Fund	1.94%
Driehaus Event Driven Fund	1.93%

53

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	August 31, 2016

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	August 31, 2016

*	Print the name and title of each signing officer under his or her signature.